Registration No. 333-139501

File No. 811-21993

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. □

Post-Effective Amendment No. 38 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 40 ☒

Oppenheimer Revenue Weighted ETF Trust

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Cynthia Lo Bessette, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

□ immediately upon filing pursuant to paragraph (b)

□ on pursuant to paragraph (b)

□ 60 days after filing pursuant to paragraph (a)(1)

□ on pursuant to paragraph (a)(1)

☒ 75 days after filing pursuant to paragraph (a)(2)

□ on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

□ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment is being filed in connection with the Trust’s registration of Oppenheimer Global Revenue ETF and Oppenheimer International Revenue ETF, each a proposed new series of the Trust, as well as certain changes to the name, investment objective, investment strategy and investment risks of Oppenheimer Emerging Markets Revenue ETF.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of beneficial interest are being registered under the Securities Act of 1933 by this registration statement.

Prospectus dated [_____________], 2017		Cusip	[Exchange]
This prospectus contains important information	Oppenheimer Emerging Markets Revenue ETF	68386C864	[ ]

about each Fund’s objectives, investment

policies, strategies and risks. It also contains

important information about how to buy and sell

shares of each Fund and other account features.

Please read this prospectus carefully before you

invest and keep it for future reference about your

account.

	Oppenheimer Global Revenue ETF Oppenheimer International Revenue ETF	[ ] [ ]	[ ] [ ]
The Securities and Exchange Commission has
not approved or disapproved the Fund’s
securities nor has it determined that this
prospectus is accurate or complete. It is a
criminal offense to represent otherwise.

TABLE OF CONTENTS

Page

Fund Summaries	[ ]
Oppenheimer Emerging Markets Revenue ETF	[ ]
Oppenheimer Global Revenue ETF	[ ]
Oppenheimer International Revenue ETF	[ ]
Investment Objective, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings	[ ]
Management of the Funds	[ ]
Shareholder Information	[ ]
Creations, Redemptions and Transaction Fees	[ ]
Dividends, Distributions and Taxes	[ ]
Premium/Discount Information	[ ]
Other Information	[ ]
Additional Notices	[ ]
Financial Highlights	[ ]

Fund Summaries

Oppenheimer Emerging Markets Revenue ETF

Investment Objective

Oppenheimer Emerging Markets Revenue ETF (the “Fund”) seeks to outperform the total return performance of the [ ] Emerging Markets Index, the Fund’s benchmark index (the “Benchmark Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses[1]	[ ]%
Total Annual Fund Operating Expenses	[ ]%
[Fee Waiver and/or Expense Reimbursement[2]	–[ ]%]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[ ]%

1 “Other Expenses” are based on estimated amounts for the current fiscal year.

2 Oppenheimer Revenue Weighted ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”), have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding [ ]% of average daily net assets. This agreement will remain in effect and will be contractually binding through [ ], 2018. This agreement may not be amended or withdrawn unless approved by the Board. If Total Annual Fund Operating Expenses would fall below the expense limit, VTL may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it reimbursed during the previous three year period. The amount of recoupment will not exceed any current expense cap or an expense cap that existed during the period for which expenses were recouped.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced through [ ], 2018 by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the [ ] Emerging Markets Index (the “Underlying Index”). The Underlying Index is constructed by screening the companies in the Benchmark Index based on their Sharpe Ratios, a measure of risk-adjusted performance. Those companies that rank within the top half according to their Sharpe Ratios are chosen for the Underlying Index, and are then re-weighted according to revenue earned, subject to certain asset diversification requirements. Thus, the Underlying Index contains a subset of the securities in the Benchmark Index, in different proportions. The Underlying Index is rebalanced and reconstituted quarterly.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

The Underlying Index will primarily consist of securities of emerging market companies. It may include securities of foreign companies other than emerging market companies, including European companies, and companies of any market capitalization, including small and medium capitalization companies. With respect to securities of foreign companies, the Fund may achieve its exposure either directly or through depositary receipts. The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of issuers that are economically tied to an emerging market country. For purposes of the 80% investment policy, the Fund considers an “emerging market country” to be one that is included in the Benchmark Index.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Concentration Risk The Fund will concentrate in industries to the same extent as its Underlying Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Depositary Receipt Risk Changes in foreign currency exchange rates affect the value of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and global shares (“Global Shares”) and, therefore, the value of the Fund’s portfolio. ADRs, GDRs and EDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. In addition, although the ADRs, GDRs, EDRs and Global Shares in which the Fund invests may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor particular ADRs, GDRs or EDRs. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Emerging Markets Risk The Fund’s investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

Eurozone Investment Risk The Fund’s investments in the Eurozone may be subject to a greater risk than investments in other geographic regions. The recent global economic crisis has caused severe financial difficulties for many European Union (“EU”) countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to depend on, the assistance from others, such as the European Central Bank, the International Monetary Fund, or other governments and institutions, to address those issues. By adopting the euro as its currency, members of the European Monetary Union (“EMU”) are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and the global markets as a whole are unpredictable, but are likely to be negative, and may adversely impact market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and result in more volatile and illiquid markets.

Foreign Currency Risk Changes in foreign currency exchange rates affect the value of investments denominated in a foreign currency, and therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Foreign Market Risk Because foreign securities in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of those securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Foreign Securities Risk Investments in the securities of foreign companies may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, government debt burdens, or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

Geographic Focus Risk To the extent the Fund focuses on companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country or region and/or the surrounding countries or regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of securities values held by the Fund.

Small and Medium Capitalization Stock Risk Small and medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares) may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of small and medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of small and medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Authorized Participant Concentration Risk Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Shares may trade at a discount to NAV or IIV, and the Fund may possibly face delisting.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares), which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Market Trading Risk An investment in the Shares may present secondary market trading risks, including the inability to sell your Shares in the event of a severe market disruption, or the inability to buy and sell Shares at a price that reflects the actual value of the Fund’s portfolio. Although it is expected that Shares will remain listed for trading on the [Exchange] (the “Exchange”), disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s net asset value (“NAV”) (calculated at the end of the day), or the intraday value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”). During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Underlying Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund has not commenced operations as of the date of this Prospectus.

Management

Investment Adviser

VTL Associates, LLC

Portfolio Managers

Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Vincent Lowry is the Senior Vice President of VTL and has managed the Fund since its inception.

Michael J. Gompers, Justin V. Lowry and Sean P. Reichert serve as portfolio managers for the Fund and make the day-to-day investment decisions for the Fund. Messrs. Gompers and Justin Lowry are Vice Presidents of VTL, and Mr. Reichert is a Portfolio Manager for VTL. Messrs. Gompers, Justin Lowry and Reichert have managed the Fund since its inception.

Purchase and Sale of Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV or IIV (premium) or less than NAV or IIV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Oppenheimer Global Revenue ETF

Investment Objective

Oppenheimer Global Revenue ETF (the “Fund”) seeks to outperform the total return performance of the [ ] Index, the Fund’s benchmark index (the “Benchmark Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses[1]	[ ]%
Total Annual Fund Operating Expenses	[ ]%
[Fee Waiver and/or Expense Reimbursement[2]	–[ ]%]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[ ]%

1 “Other Expenses” are based on estimated amounts for the current fiscal year.

2 Oppenheimer Revenue Weighted ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”), have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding [ ]% of average daily net assets. This agreement will remain in effect and will be contractually binding through [ ], 2018. This agreement may not be amended or withdrawn unless approved by the Board. If Total Annual Fund Operating Expenses would fall below the expense limit, VTL may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it reimbursed during the previous three year period. The amount of recoupment will not exceed any current expense cap or an expense cap that existed during the period for which expenses were recouped.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced through [ ], 2018 by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the [ ] (the “Underlying Index”). The Underlying Index is constructed by screening the companies in the Benchmark Index based on their Sharpe Ratios, a measure of risk-adjusted performance. Those companies that rank within the top half according to their Sharpe Ratios are chosen for the Underlying Index, and are then re-weighted according to revenue earned, subject to certain asset diversification requirements. Thus, the Underlying Index contains a subset of the securities in the Benchmark Index, in different proportions. The Underlying Index is reconstituted and rebalanced quarterly.

Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of companies included in the Benchmark Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

The Underlying Index will primarily consist of securities of developed and emerging market companies. It may include securities of foreign companies other than developed and emerging market companies, including European companies, and companies of any market capitalization, including medium capitalization companies. With respect to securities of foreign companies, the Fund may achieve its exposure either directly or through depositary receipts. The Benchmark Index is a free float-adjusted market capital weighted index that is designed to measure the equity market performance of developed and emerging markets.  Consistent with the attributes of the Benchmark Index, the Fund invests in issuers that maintain their principal place of business or conduct their business activities outside the U.S., issuers that have their securities traded on non-U.S exchanges or issuers that have been formed under the laws of non-U.S. countries.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Concentration Risk The Fund will concentrate in industries to the same extent as its Underlying Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Depositary Receipt Risk Changes in foreign currency exchange rates affect the value of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and Global Shares and, therefore, the value of the Fund’s portfolio. ADRs, GDRs and EDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. In addition, although the ADRs, GDRs, EDRs and Global Shares in which the Fund invests may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor particular ADRs, GDRs or EDRs. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Emerging Markets Risk The Fund’s investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

Eurozone Investment Risk The Fund’s investments in the Eurozone may be subject to a greater risk than investments in other geographic regions. The recent global economic crisis has caused severe financial difficulties for many European Union (“EU”) countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to depend on, the assistance from others, such as the European Central Bank, the International Monetary Fund, or other governments and institutions, to address those issues. By adopting the euro as its currency, members of the European Monetary Union (“EMU”) are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and the global markets as a whole are unpredictable, but are likely to be negative, and may adversely impact market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and result in more volatile and illiquid markets.

Foreign Currency Risk Changes in foreign currency exchange rates affect the value of investments denominated in a foreign currency, and therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Foreign Market Risk Because foreign securities in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of those securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Foreign Securities Risk Investments in the securities of foreign companies may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, government debt burdens, or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

Geographic Focus Risk To the extent the Fund focuses on companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country or region and/or the surrounding countries or regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of securities values held by the Fund.

Medium Capitalization Stock Risk Medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares) may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Authorized Participant Concentration Risk Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Shares may trade at a discount to NAV or IIV, and the Fund may possibly face delisting.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares), which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Market Trading Risk An investment in the Shares may present secondary market trading risks, including the inability to sell your Shares in the event of a severe market disruption, or the inability to buy and sell Shares at a price that reflects the actual value of the Fund’s portfolio. Although it is expected that Shares will remain listed for trading on the [Exchange]. (the “Exchange”), disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV (calculated at the end of the day), or the intraday value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”). During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Underlying Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund has not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

VTL Associates, LLC

Portfolio Managers

Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Vincent Lowry is the Senior Vice President of VTL and has managed the Fund since its inception.

Michael J. Gompers, Justin V. Lowry and Sean P. Reichert serve as portfolio managers for the Fund and make the day-to-day investment decisions for the Fund. Messrs. Gompers and Justin Lowry are Vice Presidents of VTL, and Mr. Reichert is a Portfolio Manager for VTL. Messrs. Gompers, Justin Lowry and Reichert have managed the Fund since its inception.

Purchase and Sale of Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV or IIV (premium) or less than NAV or IIV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Oppenheimer International Revenue ETF

Investment Objective

Oppenheimer International Revenue ETF (the “Fund”) seeks to outperform the total return performance of the [ ][International Developed] Index, the Fund’s benchmark index (the “Benchmark Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses[1]	[ ]%
Total Annual Fund Operating Expenses	[ ]%
[Fee Waiver and/or Expense Reimbursement[2]	-[ ]%]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[ ]%

1 “Other Expenses” are based on estimated amounts for the current fiscal year.

2 Oppenheimer Revenue Weighted ETF Trust (the “Trust”) and VTL Associates, LLC, the Fund’s investment adviser (“VTL” or “Management”), have entered into a written fee waiver and expense reimbursement agreement pursuant to which VTL has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding [ ]% of average daily net assets. This agreement will remain in effect and will be contractually binding through [ ], 2018. This agreement may not be amended or withdrawn unless approved by the Board. If Total Annual Fund Operating Expenses would fall below the expense limit, VTL may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it reimbursed during the previous three year period. The amount of recoupment will not exceed any current expense cap or an expense cap that existed during the period for which expenses were recouped.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund’s expenses are reduced through [ ], 2018 by the fee waiver and expense reimbursement agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the [ ] (the “Underlying Index”). The Underlying Index is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The Underlying Index thus generally contains the same securities as the Benchmark Index, but in different proportions. The Underlying Index is rebalanced and reconstituted quarterly according to revenue weightings as of the previous quarter promptly following the reconstitution of the Benchmark Index.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies included in the Benchmark Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

The Underlying Index primarily consists of securities from developed markets around the world, excluding the United States and Canada. It may include securities of foreign companies other than securities from developed markets around the world, including European companies, and companies of any market capitalization, including medium capitalization companies. With respect to securities of foreign companies, the Fund may achieve its exposure either directly or through depositary receipts. The Benchmark Index includes stocks from Europe, Australasia and the Far East.  Consistent with the attributes of the Benchmark Index, the Fund invests in issuers that maintain their principal place of business or conduct their business activities outside the U.S., issuers that have their securities traded on non-U.S exchanges or issuers that have been formed under the laws of non-U.S. countries.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. When a replication strategy could have adverse consequences to Fund shareholders, however, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Concentration Risk The Fund will concentrate in industries to the same extent as its Underlying Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Depositary Receipt Risk Changes in foreign currency exchange rates affect the value of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and Global Shares and, therefore, the value of the Fund’s portfolio. ADRs, GDRs and EDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. In addition, although the ADRs, GDRs, EDRs and Global Shares in which the Fund invests may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor particular ADRs, GDRs or EDRs. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Eurozone Investment Risk The Fund’s investments in the Eurozone may be subject to a greater risk than investments in other geographic regions. The recent global economic crisis has caused severe financial difficulties for many European Union (“EU”) countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to depend on, the assistance from others, such as the European Central Bank, the International Monetary Fund, or other governments and institutions, to address those issues. By adopting the euro as its currency, members of the European Monetary Union (“EMU”) are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and the global markets as a whole are unpredictable, but are likely to be negative, and may adversely impact market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and result in more volatile and illiquid markets.

Foreign Currency Risk Changes in foreign currency exchange rates affect the value of investments denominated in a foreign currency, and therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Foreign Market Risk Because foreign securities in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of those securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Foreign Securities Risk Investments in the securities of foreign companies may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, government debt burdens, or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

Geographic Focus Risk To the extent the Fund focuses on companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country or region and/or the surrounding countries or regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of securities values held by the Fund.

Medium Capitalization Stock Risk Medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares) may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Stock Market Risk Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Authorized Participant Concentration Risk Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Shares may trade at a discount to NAV or IIV, and the Fund may possibly face delisting.

Increased Volatility Risk Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares), which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Investment Approach Risk The alternate weighting approach employed by the Underlying Index and the Fund, while designed to enhance potential returns compared to the Benchmark Index, may not produce the desired results. Using revenues as a weighting measure is no guarantee that the Underlying Index or the Fund will outperform the Benchmark Index, and may even cause the Underlying Index or the Fund to underperform the Benchmark Index.

Market Trading Risk An investment in the Shares may present secondary market trading risks, including the inability to sell your Shares in the event of a severe market disruption, or the inability to buy and sell Shares at a price that reflects the actual value of the Fund’s portfolio. Although it is expected that Shares will remain listed for trading on the [Exchange] (the “Exchange”), disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s NAV (calculated at the end of the day), or the intraday value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”). During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares.

Non-Correlation Risk The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Underlying Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Portfolio Turnover Risk Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Performance

There is no performance information presented for the Fund because the Fund has not commenced operations as of the date of this Prospectus.

Management

Investment Adviser

VTL Associates, LLC

Portfolio Managers

Vincent T. Lowry serves as a portfolio manager for the Fund and has ultimate responsibility for the investment management of the Fund. Mr. Vincent Lowry is the Senior Vice President of VTL and has managed the Fund since its inception.

Michael J. Gompers, Justin V. Lowry and Sean P. Reichert serve as portfolio managers for the Fund and make the day-to-day investment decisions for the Fund. Messrs. Gompers and Justin Lowry are Vice Presidents of VTL, and Mr. Reichert is a Portfolio Manager for VTL. Messrs. Gompers, Justin Lowry and Reichert have managed the Fund since its inception.

Purchase and Sale of Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. The Fund generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV or IIV (premium) or less than NAV or IIV (discount).

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objective, Principal Investment Strategies,
Related Risks, and Disclosure of Portfolio Holdings

This section contains greater detail on the principal investment strategies of the Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Global Revenue ETF and Oppenheimer International Revenue ETF (each, a “Fund,” and together, the “Funds”) and the related risks that you would face as a shareholder of the Funds and also information about how to find out more about the Funds’ portfolio holdings disclosure policy.

Investment Objective

Each Fund’s investment objective is to outperform the total return performance of the Fund’s corresponding benchmark index (each a “Benchmark Index” and, collectively, the “Benchmark Indexes”). For purposes of each Fund’s investment objective, “total return” refers to a combination of capital appreciation and income. Each Fund’s investment objective may be changed without shareholder approval (although a Fund will provide advance notice to shareholders at least 60 days before any such change takes effect). There can be no guarantee that a Fund will achieve its investment objective.

Principal Investment Strategies

[ ] is constructed using a rules-driven methodology, which re-weights the constituent securities of the Oppenheimer International Revenue ETF’s Benchmark Index according to the revenue earned by the companies in that index, subject to certain asset diversification requirements and a maximum 5% per company weighting. The resulting Underlying Index contains the same securities as the Fund’s Benchmark Index, but in different proportions.

[ ] and [ ] are constructed using a rules-driven methodology, which selects a subset of the constituent securities of the Oppenheimer Emerging Markets Revenue ETF’s Benchmark Index according risk-adjusted performance, and then re-weights those securities based on revenue earned by those companies, subject to certain asset diversification requirements and a maximum 5% per company weighting. The resulting Underlying Index contains a subset of the securities of each Fund’s Benchmark Index.

Most traditional securities indexes and index funds determine the proportion, or “weighting,” of each constituent security based on each security’s market capitalization (that is, its stock price multiplied by the number of outstanding shares).This means that the securities of companies with larger market capitalizations will generally be more heavily weighted in the index. By re-weighting traditional capitalization-weighted securities indexes according to revenue, it may be possible for a revenue- weighted index to outperform the capitalization-weighted index over time. The [ ] and the [ ] select the securities with favorable risk-adjusted performance in an attempt to outperform a performance-neutral, capitalization-weighted index over time. For more information regarding the revenue-weighting methodology, see the section entitled “The Underlying Indexes” in this Prospectus.

From time to time, a Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of its Underlying Index. The Funds will reconstitute (i.e., replace old companies that have been removed from the Underlying Index with new companies that have been added to the Underlying Index) their portfolio securities promptly following the quarterly reconstitutions of their respective Underlying Indexes. The Funds will also rebalance (i.e., re-weight) their portfolio securities promptly following the quarterly reconstitution of their respective Underlying Indexes. The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued. Outside of the quarterly rebalancings or reconstitutions, each Fund’s portfolio (following its Underlying Index) typically will be reconstituted only when: (1) a security in the Underlying Index is altered due to corporate actions such as price adjustments, stock splits, or delisting from an exchange; or (2) when securities are deleted from the Underlying Index.

Each Fund’s intention is to replicate the constituent securities of its Underlying Index as closely as possible. However, the Funds may, in VTL’s discretion, remain invested in securities that were deleted from a Fund’s Underlying Index until VTL next rebalances or reconstitutes the Fund in connection with the quarterly rebalancings or reconstitutions of the Underlying Indexes. A Fund may use a representative sampling strategy when (1) practical difficulties or substantial costs would be involved in compiling all of the securities in a Fund’s Underlying Index, (2) the constituent securities are too numerous to efficiently purchase or sell, or (3) a component security becomes temporarily unavailable or relatively illiquid.

The Funds may engage in securities lending.

Strategies Specific to Each Fund

Oppenheimer Emerging Markets Revenue ETF

Exchange Trading Symbol: [ ] Cusip Number: 68386C864

The [ ] Emerging Markets Index, Oppenheimer Emerging Markets Revenue ETF’s Benchmark Index, is a comprehensive, rules-based index designed to represent the performance of large and mid-capitalization securities in emerging market countries. As of [_____________], 2017, the largest market capitalization of a company in the [ ] Emerging Markets Index was approximately $[ ] billion and the smallest market capitalization was approximately $[ ] million. The average market capitalization of companies in the [ ] Emerging Markets Index on this date was approximately $[ ] billion and the median market capitalization was approximately $[ ] billion.

The [Underlying Index] is constructed by screening the companies in the Benchmark Index based on their Sharpe Ratio. [Sharpe Ratio is a measure of a stock’s risk-adjusted return and is calculated using standard deviation and excess return to determine reward per unit of risk. The higher the Sharpe Ratio, the better a stock’s historical risk-adjusted performance.] Those companies that rank within the top half according to their Sharpe Ratio are chosen for the Underlying Index, and are then re-weighted according to revenue earned, subject to certain asset diversification requirements and a maximum 5% per company weighting.

The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in securities of issuers included in the [ ] Emerging Markets Index. The Fund will also provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in securities that are economically tied to an emerging market country.

The Fund will concentrate its investments in a particular industry or group of industries, to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

Foreign Securities The Fund may hold the securities of foreign companies in the form of common shares traded on foreign exchanges, ADRs, GDRs, EDRs and Global Shares. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. GDRs are receipts for shares of foreign companies that are traded in capital markets around the world. Generally, GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. EDRs are receipts issued in Europe that evidence ownership of underlying securities issued by a foreign corporation. Generally, EDRs are designed for use in European securities markets. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. Global Shares may also be eligible to list on exchanges in addition to the United States and home country. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

Common shares traded on foreign exchanges and the underlying securities of the ADRs, GDRs and EDRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global Shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the common shares, ADR, GDR, EDR or Global Share and, therefore, the value of the Fund’s portfolio.

Oppenheimer Global Revenue ETF

Exchange Trading Symbol: [ ] Cusip Number: [ ]

The [ ] Index, the Oppenheimer Global Revenue ETF’s Benchmark Index, is a free float-adjusted market capitalization weighted index designed to represent the performance of large and mid-cap securities of developed and emerging market countries. As of [_____________], 2017, the largest market capitalization of a company in the [ ] Index was approximately $[ ] billion and the smallest market capitalization was approximately $[ ] million. The average market capitalization of companies in the [ ]Index on this date was approximately $[ ] billion and the median market capitalization was approximately $[ ] billion.

The [Underlying Index] is constructed by screening the companies in the Benchmark Index based on their Sharpe Ratio. Sharpe Ratio is a measure of a stock’s risk-adjusted return and is calculated using standard deviation and excess return to determine reward per unit of risk. The higher the Sharpe Ratio, the better a stock’s historical risk-adjusted performance. Those companies that rank within the top half according to their Sharpe Ratio are chosen for the Underlying Index, and are then re-weighted according to revenue earned, subject to certain asset diversification requirements, and a maximum 5% per company weighting.

The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in securities of issuers included in the [ ] Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

Foreign Securities The Fund may hold the securities of foreign companies in the form of common shares traded on foreign exchanges, ADRs, GDRs, EDRs and Global Shares. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. GDRs are receipts for shares of foreign companies that are traded in capital markets around the world. Generally, GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. EDRs are receipts issued in Europe that evidence ownership of underlying securities issued by a foreign corporation. Generally, EDRs are designed for use in European securities markets. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. Global Shares may also be eligible to list on exchanges in addition to the United States and home country. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

Common shares traded on foreign exchanges and the underlying securities of the ADRs, GDRs and EDRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global Shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the common shares, ADR, GDR, EDR or Global Share and, therefore, the value of the Fund’s portfolio.

Oppenheimer International Revenue ETF

Exchange Trading Symbol: [ ] Cusip Number: [ ]

The [ ] [International Developed] Index, Oppenheimer International Revenue ETF’s Benchmark Index, is a comprehensive, rules-based index designed to represent the performance of large and mid-cap securities of developed market countries around the world, excluding the United States and Canada. As of [_____________], 2017, the largest market capitalization of a company in the [ ] [International Developed] Index was approximately $[ ] billion and the smallest market capitalization was approximately $[ ] million. The average market capitalization of companies in the [ ] [International Developed] Index on this date was approximately $[ ] billion and the median market capitalization was approximately $[ ] billion.

The [Underlying Index] is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements and a maximum 5% per company weighting. The Underlying Index thus generally contains the same securities as the Benchmark Index, but in different proportions.

The Fund will provide shareholders with at least 60 days’ notice prior to any change in its policy to invest at least 80% of its net assets in securities of issuers included in the [ ] Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it will invest more than 25% of its total assets in that industry or group of industries.

Foreign Securities The Fund may hold the securities of foreign companies in the form of ADRs, Global Shares or, in the case of Canadian equities, ordinary shares. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. Global Shares may also be eligible to list on exchanges in addition to the United States and home country. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global Shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or Global Shares and, therefore, the value of the Fund’s portfolio.

Principal Risk Factors

Investing in any ETF, including the Funds, involves risk, including the risk that you may lose part or all of the money you invest. Each Fund is subject to the principal risks described below, unless indicated otherwise. Some or all of these risks may adversely affect a Fund’s NAV, trading price, total return and/or a Fund’s ability to meet its objective.

Concentration Risk

A Fund will concentrate in industries to the same extent as its Underlying Index. A Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Depositary Receipt Risk

To the extent that the exchange price of a depositary receipt differs from the local price of the underlying security used by an Underlying Index, a Fund may be prevented from fully achieving its investment objective of tracking the performance of the Underlying Index. In addition, although ADRs, GDRs, EDRs and Global Shares in which a Fund invests may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. If that happens, a Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. The price at which a Fund’s securities may be sold and the value of the Fund’s Shares may be adversely affected if trading markets for ADRs, GDRs and EDRs are limited or absent or if bid/ask spreads are wide.

Eurozone Investment Risks

The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).

The recent global economic crisis has caused severe financial difficulties for many EU countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to depend on, the assistance from others such as the ECB, the International Monetary Fund, or other governments and institutions to address those issues. Failure by one or more EU countries to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn, which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and the global markets as a whole are unpredictable, but are likely to be negative, and may adversely impact market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and result in more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, Britain’s intended departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom (“UK”). Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation of UK banks. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of a Fund’s investments.

Foreign Currency Risk

Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. U.S. dollar investments in ADRs, Global Shares or ordinary shares of foreign companies traded on U.S. exchanges are indirectly subject to foreign currency risk to the extent that these companies derive a significant portion of their revenues from markets where transactions are denominated in foreign currencies.

Foreign Market Risk

Because foreign securities in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of those securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Foreign Securities Risk

Investments in foreign securities are subject to the risks associated with investing in such foreign markets that may not be present in U.S. securities. For example, there may be less complete financial information publicly available for foreign issuers than for U.S. issuers. There may be more or less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the United States. Foreign domiciled companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S.-domiciled companies. The procedures and rules governing foreign transactions and custody may involve delays in payment, delivery or recovery of money or investments. With respect to certain countries, there is the possibility of government intervention, expropriation or nationalization of assets, and the default or threat of default by a country on its sovereign debt. Responses to the financial problems by governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Because foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. The price at which a Fund’s securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide. These factors can make investments in the Fund potentially less liquid and more volatile than other types of investments. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

Geographic Focus Risk

To the extent a Fund focuses on companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country or region and/or the surrounding countries or regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which a Fund is not invested, may adversely affect the value of securities values held by the Fund.

Small and Medium Capitalization Stock Risk

Small and medium capitalization stock risk is associated with investments in small and medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares). The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Securities of small and medium capitalization companies may pay no, or only small, dividends. Investments in equity securities issued by small and medium capitalization companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates.

Stock Market Risk

Stock market risk is the risk that broad movements in financial markets will adversely affect the price of a Fund’s investments, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments a Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

Authorized Participant Concentration Risk

Only an authorized participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of intermediaries that act as authorized participants, and none of the authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption order with respect to a Fund and no other authorized participant is able to step forward to create or redeem Shares may trade at a discount to NAV or IIV and possibly face delisting.

Increased Volatility Risk

Increased volatility risk is associated with increased volatility in the price of small and medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares). The announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease. To the extent that an index or benchmark’s methodology is rules-based and transparent, any price increase or decrease generally would be expected to be smaller than the increase or decrease resulting from a change to a non-transparent index or benchmark (because the transparency of the index or benchmark likely would provide the market with more notice of such change). Because it is impossible to predict when and how market participants will react to announced changes in the constituent securities of a Fund’s Benchmark Index (and its Underlying Index), the Funds cannot predict when and how these changes will impact the market price and NAV of a Fund.

Investment Approach Risk

The alternate weighting approach employed by the Underlying Indexes and the Funds may cause an Underlying Index or a Fund to underperform its Benchmark Index. Revenue weighting may underperform, for example, when the market does not respond to revenue reports, or where the market reacts disproportionately to disappointing revenue reports as compared to positive revenue reports. Revenue weighting may also underperform during a momentum market when the stock price of a narrow group of companies moves rapidly above their stated revenues, as was common during the 1998-1999 technology bubble, causing the Underlying Indexes to allocate less to companies with rising market capitalizations. Moreover, because the Underlying Indexes are only rebalanced or reconstituted quarterly, an Underlying Index may not incorporate market information about a constituent company’s current revenues over the course of the quarter. Quarterly rebalancing of the Underlying Indexes in order to meet certain asset diversification requirements may also cause an Underlying Index or a Fund to underperform its Benchmark Index.

Market Trading Risk

Absence of Active Market. The Fund faces numerous market trading risks, including that an active trading market for Shares may not develop or be maintained (including through a trading halt), losses from trading in secondary markets, periods of high volatility and disruptions to the creation/redemption process.

Secondary Market Trading Risk. In addition to the risks described above, note that Shares may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem Shares. At such times, Shares may trade in the secondary market with more significant premiums or discounts to the Fund’s NAV or IIV (see “Share Trading Prices” below for more information on the IIV) than might be experienced at times when the Fund accepts purchase and redemption orders.

Secondary market trading in Shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market. During such periods, you may be unable to sell your Shares.

Shares of the Fund May Trade at Prices Other Than NAV/IIV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for Shares and changes in the value of the Fund’s portfolio holdings. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV and IIV during periods of market volatility.

However, because shares can be created and redeemed in Creation Units at NAV, large discounts or premiums to the NAV and IIV are not likely to be sustained over the long term. While the creation/redemption feature is designed to make it more likely that the Shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV or IIV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV or IIV.

Costs of Buying or Selling Shares. Buying or selling Shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what market makers or other participants that trade the particular security are willing to pay for Shares (the “bid” price) and the price at which they are willing to sell Shares (the “ask” price). There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Shares, frequent trading may detract significantly from investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Non-Correlation Risk

A Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing or reconstituting the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. A Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its Underlying Index. If a Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its Underlying Index, as would be the case if it purchased all of the stocks in its Underlying Index with the same weightings as its Underlying Index. If a Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its Underlying Index to the extent the Underlying Index reflects stale pricing.

Portfolio Turnover Risk

Because the Funds are rebalanced and/or reconstituted quarterly, the Funds may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by a Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. A Fund may experience a higher rate of portfolio turnover to the extent active market trading of Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. The greater the portfolio turnover, the greater the transaction costs to a Fund, which could have an adverse effect on a Fund’s total rate of return, and the more likely a Fund is to generate capital gains that must be distributed to shareholders as taxable income.

Securities Lending Risk

Securities lending involves the risk that a Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all and the securities lending agent fails to fulfill its guarantee to the Fund against that risk. A Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.

Emerging Markets Risk (Oppenheimer Emerging Markets Revenue ETF and Oppenheimer Global Revenue ETF only)

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

•	less social, political and economic stability;
•	a higher possibility of the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country if the United States, other nations or other governmental entities (including supranational entities) impose sanctions on issuers that limit or restrict foreign investment, the movement of assets or other economic activity in the country due to political, military or regional conflicts or due to terrorism or war;
•	smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility;
•	more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	greater risk of a market shutdown;
•	less transparent and established taxation policies;
•	less developed regulatory or legal structures governing private and foreign investment or allowing for judicial redress for injury to private property;
•	less uniformity in accounting and reporting requirements;
•	less familiarity with a capital market structure or market-oriented economy and more widespread corruption and fraud;
•	less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts;
•	less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.;
•	greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions;
•	higher rates of inflation and more rapid and extreme fluctuations in inflation rates;
•	greater sensitivity to interest rate changes;
•	increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls;
•	greater debt burdens relative to the size of the economy;
•	unreliable securities valuation;
•	more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and
•	less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries.

Because of the above factors, the Oppenheimer Emerging Markets Revenue ETF’s and Oppenheimer Global Revenue ETF’s investments in emerging market countries may be subject to greater price volatility and illiquidity than investments in developed markets.

Portfolio Holdings Information

Information about each Fund’s portfolio holdings is available at www.revenueshares.com. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) of Oppenheimer Revenue Weighted ETF Trust (the “Trust”).

Management of the Funds

The Investment Adviser

VTL, located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103, serves as the investment adviser to each Fund. As investment adviser, VTL has overall responsibility for the general management and administration of Oppenheimer Revenue Weighted ETF Trust (the “Trust”) and provides an investment program for each Fund. VTL also provides discretionary separate account management services to institutional clients as well as investment consulting services. As of [_____________], 2017, VTL had approximately $[ ] billion in assets under discretionary management.

VTL’s contractual management fees for the fiscal year ending June 30, 2017, as a percentage of average net assets, is [ ]% for the Oppenheimer Emerging Markets Revenue ETF, [ ]% for the Oppenheimer Global Revenue ETF and [ ]% for the Oppenheimer International Revenue ETF.

VTL has contractually agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses to the extent necessary to prevent the Total Annual Fund Operating Expenses of each Fund (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding [ ]% of average daily net assets for the Oppenheimer Emerging Markets Revenue ETF, [ ]% for the Oppenheimer Global Revenue ETF and [ ]% for the Oppenheimer International Revenue ETF. This agreement will remain in effect and will be contractually binding through [ ], 2018, and may not be amended or withdrawn unless approved by the Board. Under this agreement, VTL retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously reimbursed to the extent such fees were waived or expenses were reimbursed within three years of such reimbursement, provided such reimbursement does not cause the Fund to exceed any applicable fee waiver and expense reimbursement agreement that was in place at the time the fees were waived or expenses were reimbursed. The amount of any recoupment will not exceed any current expense cap or an expense cap that existed during the period for which expenses were recouped.

Each Fund is responsible for all of its expenses, including: the investment advisory fees; costs of transfer agency, custody, fund administration, legal, audit and other services; interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions; Rule 12b-1 fees (if any); and extraordinary expenses (including merger-related expenses, if any).

The OppenheimerFunds Distributor, Inc. (“OFDI” or “Distributor”) does not sell Fund Shares directly to the retail public through the Exchange.

A discussion regarding the basis for the Board of Trustees’ initial approval of the investment advisory agreement between the Trust, on behalf of the Funds, and VTL will be available in the Trust’s Annual Report to Shareholders for the period ended June 30, 2017.

The Portfolio Managers

Vincent T. Lowry serves as a portfolio manager for each Fund and has ultimate responsibility for the investment management of each Fund. Mr. Vincent Lowry is responsible for the overall supervision of the investment management program of each Fund. This includes: supervising the consistency of portfolio security weighting allocations as compared to each Fund’s Underlying Index; making determinations with respect to alternative cash management vehicles and securities lending collateral investments; and monitoring corporate developments in constituent securities to ensure that reconstitutions of the Funds are done consistent with the predetermined process described below in “The Underlying Indexes.” Mr. Vincent Lowry is the Senior Vice President of VTL, prior to which he was Chief Executive Officer of VTL, and has been with VTL since founding it in 2004. Prior to that, Mr. Vincent Lowry was an investment consultant with a major financial institution for more than eighteen years.

Michael J. Gompers, Justin V. Lowry and Sean P. Reichert are responsible for the investment decisions for each of the Funds. Mr. Gompers is a Vice President of VTL, prior to which he was the Chief Operating Officer since 2007. Mr. Gompers was the Chief Executive Officer of Index Management Solutions, LLC (“IMS”), the former sub-adviser of certain series of the Trust, from 2009 – 2015. Prior to joining VTL, Mr. Gompers was an accountant with Gompers & Associates, PLLC in Wheeling, West Virginia. Mr. Gompers earned his B.S. Degree in Accounting from St. Joseph’s University and also his MBA in Accounting from St. Joseph’s University.

Mr. Justin Lowry joined VTL in 2009 and is a Vice President. Mr. Justin Lowry was a Portfolio Manager for IMS from 2009 – 2015. Mr. Justin Lowry graduated with a B.S. in Business Management from St. Joseph’s University.

Mr. Reichert joined VTL in 2009 and is a Portfolio Manager. Mr. Reichert was a Portfolio Manager for IMS from 2009 – 2015. Prior to joining IMS, Mr. Reichert worked in the Public Finance department at Janney Montgomery Scott, a mid-sized regional investment bank. Mr. Reichert graduated with a B.S. in Economics with a concentration in Finance from The Wharton School of The University of Pennsylvania. He is currently a Chartered Financial Analyst (“CFA”) candidate.

The Trust’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by each Portfolio Manager, and each Portfolio Manager’s ownership of Shares in the Funds.

The Underlying Indexes

The [ ] is constructed using an alternative revenue-weighted approach that contains most, if not all, of the same securities as the corresponding Benchmark Index, the [ ] Index, but in different proportions. The [ ] and the [ ] are constructed using an alternative revenue-weighted approach that contains a subset of the securities of their corresponding Benchmark Index. Each Fund is licensed, free of charge to the Fund, to use its Underlying Index. [ ] serves as the index provider and is responsible for compiling and maintaining each Underlying Index. [ ] is not affiliated with the Funds or VTL. To learn more about [ ], please visit [ ].

The Revenue Weighted methodology weights each constituent member of the Funds’ respective Underlying Index using each constituent security’s 1-year trailing revenue as of the previous quarter as the numerator, and the cumulative revenues of all companies in the Funds’ respective Underlying Index as the denominator, subject to certain asset diversification requirements implemented on the last day of each calendar quarter, as necessary, to allow the Funds to qualify as regulated investment companies under the Internal Revenue Code. No single constituent security of the [ , , or ] may have a weighting greater than 5%. Accelerating revenues will only lead to higher weightings when a constituent company’s revenue represents a greater percentage of the total revenues of all companies in the index.

Each of the [ ] and the [ ] is reconstituted quarterly based on the constituent companies’ Sharpe Ratios and revenue weightings to reflect quarterly changes in their respective Benchmark Indexes. The [ ] is reconstituted quarterly according to revenue weightings promptly following the reconstitution of its Benchmark Index. For the Oppenheimer Emerging Markets Revenue ETF and the Oppenheimer International Revenue ETF, outside of these quarterly reconstitutions, and any rebalancings to meet asset diversification requirements, the Underlying Indexes will be reconstituted only when a security in the related Benchmark Index is altered due to corporate actions. For Oppenheimer Global Revenue ETF, outside of these quarterly reconstitutions, and any rebalancings to meet asset diversification requirements, the Underlying Indexes will be reconstituted only when: (1) a security in the related Benchmark Index that is a constituent of the Underlying Index is altered due to corporate actions; or (2) when securities that are constituents of the Underlying Index are deleted from the related Benchmark Index. These reconstitutions may be as frequently as daily, and, with respect to Oppenheimer Emerging Markets Revenue ETF and the Oppenheimer International Revenue ETF will likely occur at least quarterly.

Typical examples of corporate actions include those associated with price adjustments. When these corporate actions take place, prices are adjusted at the opening of trading by the applicable stock exchange. For example, when a company declares a dividend, the price of the stock opens on the ex- dividend date at a price below the prior day’s close to reflect the payment of the dividend to record shareholders, which affects capitalization. For each such price adjustment, the proportion of a stock’s representation in the Underlying Index will be adjusted to return the stock to its pre-adjusted weightings. Dividends of constituent securities will be deemed to have been reinvested pro rata by company weighting in the applicable Underlying Index. Similarly, rights offerings will be deemed to have been sold for cash and reinvested pro rata by company weighting in the applicable Underlying Index. Another example of a corporate action is a stock split. A stock split reflects an increase in a company’s outstanding shares, but will not affect the company’s weighting in an Underlying Index. For example, in a 2:1 stock split, the number of shares of that particular stock in the Underlying Index will be multiplied by 2 and price will be divided by 2. Another example of a corporate action is when a company or an ADR is delisted from a stock exchange.

When a company is removed from a Benchmark Index, the common denominator in the corresponding Underlying Index will not change until the next quarterly rebalancing. In the event that a company is deleted from a Benchmark Index in between quarterly rebalancings, the remaining companies in the Benchmark Index are re-weighted based on their weight in the Benchmark Index.

If a constituent security has been added to or removed from the Benchmark Index during a calendar quarter, that security will not be added to the [ ] or the [ ], as applicable, until the quarterly rebalance date. At that time, the [ ] and the [ ] will be re-weighted based upon the 1-year trailing revenues as of the previous quarter. However, if a constituent security in the [ ] and the [ ] has ceased to trade or is delisted, that security will be automatically removed from the index and the remaining companies in the index will be re-weighted based on their weight in the index.]

The Trust’s website, www.revenueshares.com, describes the basic concept of each Underlying Index. Each business day, the website publishes, free of charge (or provides a link to another website that publishes free of charge), each Fund’s per share NAV, closing price and midpoint of the bid/ask spread as of the NAV calculation time, all as of the prior business day.

Each trading day, the value of each Underlying Index will be updated intra-day on a real time basis as individual component securities change in price. These intra-day values will be disseminated every 15 seconds throughout the trading day by organizations authorized by [ ]. Once each trading day, these organizations will disseminate values for each Underlying Index, based on closing prices in the relevant exchange market.

In the unlikely event that an Underlying Index is discontinued or otherwise becomes permanently unavailable, a Fund may consider substituting a different index or taking such other action as the Board of Trustees deems advisable.

Disclaimer

[Form of Disclaimer to be inserted]

Administrator, Custodian and Transfer Agent

[ ] located at [ ], is the administrator, custodian, transfer agent and securities lending agent for each Fund.

Distributor

OFDI is the principal underwriter and distributor of each Fund’s Shares. The Distributor will not distribute Shares in less than whole Creation Units, and it does not maintain a secondary market in the Shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc.

OFDI may make payments to broker-dealers and other financial intermediaries for services and expenses incurred in connection with the distribution, marketing and promotion of Fund shares, educational training programs, conferences, development of technology platforms and reporting systems, or making shares of the Funds available within platforms or to the sales force. These payments, which may be significant, will be made by OFDI, not from the assets of the Funds. Payments of the type described above are sometimes referred to as revenue-sharing or marketing payments. These payments may create conflicts of interest between the financial intermediary and its clients by incentivizing the financial intermediary to recommend the Funds. More information regarding these payments is contained in the Fund’s SAI.

Shareholder Information

Additional shareholder information is available free of charge by calling toll free: 1.800.CALL OPP (1-800.225.5677), or visiting the Funds’ website at www.revenueshares.com.

Buying and Selling Shares

Shares of the Funds will also be listed for trading in the secondary market on the Exchange, and most investors will buy and sell Shares of the Funds in secondary market transactions on the Exchange through brokers. Purchases and sales of Fund Shares in quantities smaller than Creation Unit sizes may only be traded on the Exchange and may not be directly purchased from, or redeemed by, a Fund. Fund Shares can be bought and sold on the Exchange throughout the trading day like other publicly traded shares. There is no minimum investment.

The Shares will be issued or redeemed by a Fund to Authorized Participants at NAV per share only in Creation Unit size. Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares. See also “Creations, Redemptions and Transaction Fees” below.

Share prices are reported in dollars and cents per Share. Although Fund Shares are generally purchased and sold in “round lots” of 100 shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-share price differential. When buying or selling Shares through a broker in a secondary market exchange transaction, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC serves as the securities depository for all Shares, and DTC or its nominee is the record owner of all outstanding Shares of the Funds. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a record owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and IIV and can be affected by market forces of supply and demand, economic conditions and other factors (see “Market Trading Risk” above).

The Exchange intends to disseminate the IIV, which is the “approximate value” of Shares of each Fund, every 15 seconds. The “approximate value” that is calculated by the Exchange will be based on the value of assets in the portfolio minus a budgeted liability amount and divided by the number of outstanding Shares. This “approximate value” is not related to the price that Shares are trading on the Exchange and is different from the NAV. The “approximate value” should not be viewed as a “real-time” update of the NAV per Share of the Fund because (i) the “approximate value” may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day,

(ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the “approximate value,” (iii) unlike the calculation of NAV, the “approximate value” does not take into account Fund expenses, and (iv) the “approximate value” is based on the published basket of portfolio securities and not on the Fund’s actual holdings. The “approximate value” calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the “approximate value” and the market price of a Fund’s Shares. The Funds, VTL, and their affiliates are not involved in, or responsible for, the calculation or dissemination of the “approximate value” and the Funds, VTL, and their affiliates do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board of Trustees evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund generally issues and redeems its Shares at NAV per Share for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Fund’s Shares may be purchased and sold on the Exchange at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds’ shareholders and (b) it is likely that any attempts to market time a Fund by shareholders would result in no negative impact to the Fund or its shareholders.

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must enter into an Authorized Participant Agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Purchase

Each day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation (“NSCC”), the names and number of shares of each security to be included in that day’s basket of securities constituting a substantial replication, or a representation, of the securities included in the relevant Fund’s Benchmark Index (“Deposit Securities”). In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of Deposit Securities and generally make a small cash payment referred to as the “Cash Component.” The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through an “Authorized Participant” that is either (i) a “Participating Party” i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”) or (ii) a participant of DTC (“DTC Participant”) that has entered into an agreement with the principal underwriter and the transfer agent with respect to purchases and redemptions of Creation Units. Orders are placed in “proper form” when the orders comply with the order processing procedures identified in the Authorized Participant Agreement for creation or redemption of Shares of the Funds. All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per Share. Orders for select Funds (T-1 (T minus 1) Next Day International Market Orders, are to be placed after the listing exchange closing time and before the Fund’s established T-1 order window cut-off time, the latest being 5:30 PM Eastern Standard Time on any Business Day. Such orders, if accepted, will receive the next Business Day’s NAV per Creation Unit. In the case of custom orders, as further described in the SAI, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. A “custom order” may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any deposit security, such as when a security may not be available in sufficient quantity for delivery or when a security may not be eligible for trading by such Authorized Participant or the investor for which it is acting. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI.

A creation transaction fee (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge may be imposed with respect to custom order transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units through a custom order. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI. The price for each Creation Unit will equal the closing NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 105% of the market value of the missing Deposit Securities. See also “Creation and Redemption of Creation Unit Aggregations” in the SAI.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock that would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. Such legal restrictions would include, but would not be limited to, restrictions due to affiliated relationships, investment guidelines governing institutional investors or where the investor is an investment banking firm or broker-dealer restricted from holding shares of a company whose securities it recently underwrote. These transactions may involve the substitution of cash in lieu of securities, and purchasers may be subject to a transaction fee of up to four times the standard Creation Transaction Fee. For more details, see the “Creation and Redemption of Creation Unit Aggregations” section in the SAI.

Redemption

Each Fund’s custodian makes available immediately prior to the opening of business of the Exchange each day, through the facilities of the NSCC, the list of the names and the numbers of shares of a Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to purchases of Creation Units if the Fund is rebalancing. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable Redemption Transaction Fee (as defined below) and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, the redeeming shareholder will be required to arrange for a compensating cash payment to the Trust equal to the differential, plus the applicable Redemption Transaction Fee and, if applicable, any transfer taxes. For more details, see the “Creation and Redemption of Creation Unit Aggregations” section in the Trust’s SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the Closing Time in order to receive that day’s closing NAV per Share. Orders for select Funds (T-1 (T minus 1) Next Day International Market Orders), are to be placed after the listing exchange closing time and before the Fund’s established T-1 order window cut-off time, the latest being 5:30 PM Eastern Standard Time on any Business Day. Such orders, if accepted, will receive the next Business Day’s NAV per Creation Unit. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time.

A redemption transaction fee (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process (through a DTC Participant) or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request. See also “Creation and Redemption of Creation Unit Aggregations” in the Trust’s SAI.

Dividends, Distributions and Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•	Your Fund makes distributions,
•	You sell your Shares listed on the Exchange, and
•	You purchase or redeem Creation Units.

Dividends and Distributions

Dividends and Distributions. Each Fund intends to elect and qualify to be treated each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Annual Statements. Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend.” At the time you purchase your Shares, the price of shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Taxes

Fund Distributions. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of net capital gains that are properly reported by the Fund as capital gains dividends are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation to individual shareholders at long-term capital gain rates provided certain holding period and other requirements are met at both the shareholder and Fund levels.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you to be used as a foreign tax credit or deduction.

Taxes on Exchange-Listed Share Sales. A sale or exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. Your ability to deduct capital losses may be limited.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. Withholding is also imposed if the Internal Revenue Service (“IRS”) requires it. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Fund distributions and gains from the sale or exchange of your Shares generally are subject to state and local taxes.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it would if it redeemed Creation Units in-kind.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and are subject to special U.S. tax certification requirements to avoid backup withholding or claim any treaty benefits. An exemption from U.S. withholding tax is permitted for distributions by a Fund to certain non-U.S. investors that are properly reported by the Fund as (1) capital gain dividends paid by a Fund from net capital gains, (2) short-term capital gain dividends paid from net short-term capital gains in excess of net long-term capital losses, and (3) interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains, including the proceeds from the sale of your Shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays and, after December 31, 2018, the gross proceeds of share redemptions and certain capital gains dividends it pays to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or IRS Form W-8BEN, respectively. No such withholding will occur with respect to a non-U.S. entity that timely provides the Fund with a valid IRS Form W-8BEN-E (or other applicable Form W-8) indicating the entity’s compliance with, or exemption from, FATCA. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this legislation to them.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund

Premium/Discount Information

NAV is the price per share at which a Fund issues and redeems Shares, and is calculated as described in the section of this Prospectus entitled “Net Asset Value.” The “Market Price” of a Fund generally is the market closing price on the Exchange on which a Fund is listed for trading. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund’s Market Price is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund’s Market Price is trading below the reported NAV, expressed as a percentage of the NAV.

Information showing the differences between the per share NAV of each Fund and the daily market prices on secondary markets for Shares of each Fund is available by visiting the Funds’ website at www.revenueshares.com.

Other Information

Distribution Plan

OFDI acts in a principal capacity as general distributor for the sale and distribution of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of Shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor, or a dealer agreement with a broker-dealer

The Board has not authorized the Funds to pay the fees under the Plan at this time. However, in the event such fees are authorized in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Net Asset Value

The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors. BNY Mellon calculates each Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. Eastern time) every day the New York Stock Exchange is open (“Business Day”), except in the case of a scheduled early closing of the New York Stock Exchange, in which case the NAV will be calculated based on the value of the Fund's portfolio determined as of the New York Stock Exchange’s scheduled early closing time. NAV is calculated by deducting all of a Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Generally, common stocks and other equity securities (ADRs, GDRs, EDRs and Global Shares) are valued at the last sales price that day or, in the case of the NASDAQ, at the NASDAQ official closing price.

When price quotes are not readily available or are deemed unreliable, securities will be valued at fair value pursuant to procedures established by the Board of Trustees. In addition, fair valuation may be necessary where there are no securities trading in a particular country or countries on a Business Day. A Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which the Fund’s NAV is not calculated and on which the Fund does not transact sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from published market valuations. Use of fair value prices could result in a difference between the prices used to calculate a Fund’s NAV and the published prices used by the Underlying Index, which, in turn, could result in a difference between a Fund’s performance and the performance of a Fund’s Underlying Index. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security will be materially different than the value that could be realized upon the sale of that security.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar deemed appropriate by a Fund. Use of a rate different from the rate used by the Underlying Index may adversely affect a Fund’s ability to track the Underlying Index.

Additional Notices

Other Investment Companies

For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. Registered investment companies are permitted to invest in Shares of each Fund beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust (the “Order”), including that such registered investment companies enter into a participation agreement with the Trust.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable federal securities laws. Because new Shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution,” as that term is used in the Securities Act of 1933, as amended (the “Securities Act”), may be occurring. Any individuals considered to be statutory underwriters with regard to a distribution are subject to prospectus delivery and liability provisions of the Securities Act. Therefore, broker-dealers and other persons are cautioned that some activities on their part, depending on the circumstances, may result in their being deemed participants in a distribution in a manner that could render such broker-dealers or other persons statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. Any determination of whether a person is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealer firms should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transactions) are generally required to deliver a prospectus. This is because the current prospectus delivery exemption in the Securities Act does not apply to these transactions. Certain other requirements must also be satisfied with regard to delivery of prospectuses to exchange members in transactions on a national securities exchange. For more information, see “Exchange Listing and Trading-Continuous Offering” in the Trust’s SAI.

Counsel and Independent Registered Public Accounting Firm

Ropes & Gray LLP, 191 North Wacker Drive, 32nd Floor, Chicago, Illinois 60606, serves as legal counsel to the Trust.

[       ], serves as independent registered public accounting firm of the Trust. [ ] audits the Funds’ financial statements and performs other related tax and audit services.

Financial Highlights

No financial information is presented for the Funds, as the Funds had not commenced investment operations as of the date of this Prospectus.

Information and Services

Statement of Additional Information. This document includes additional information about the Funds’ investment policies, risks, and operations. It is incorporated by reference into this prospectus (it is legally part of this prospectus).

Annual and Semi-Annual Reports. The Funds’ Annual and Semi-Annual Reports will provide additional information about the Funds’ investments and performance. The Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

How to Request More Information

You can request the above documents, the notice explaining the Trust’s privacy policy, and other information about the Trust, without charge, by:

Telephone:	Call OppenheimerFunds Services toll-free:
1.800.CALL OPP (1.800.225.5677)
Mail:	Use the following address for regular mail:
OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270

Use the following address for courier or express mail:
OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at
www.revenueshares.com

Information about the Trust including the Statement of Additional Information can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Trust are available on the EDGAR database on the SEC’s website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC’s e-mail address: publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this prospectus. This prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

Oppenheimer Revenue Weighted ETF Trust

Statement of Additional Information

Dated[________], 2016

Oppenheimer Revenue Weighted ETF Trust (the “Trust”) is an open-end management investment company that currently offers shares in separate and distinct series, representing separate portfolios of investments (each individually referred to as a “Fund,” and collectively referred to as the “Funds”), each of which has its own investment objective. This Statement of Additional Information (“SAI”) relates solely to the following portfolios:

	Cusip	[Exchange]
Oppenheimer Emerging Markets Revenue ETF	68386C864	[ ]
Oppenheimer Global Revenue ETF	[ ]	[ ]
Oppenheimer International Revenue ETF	[ ]	[ ]

VTL Associates, LLC (“VTL” or “Management”) serves as the investment adviser to each Fund.

This SAI is not a prospectus and should be read only in conjunction with the Funds’ current Prospectus, dated December [], 2016. Copies of the Prospectus and the Annual Report for the Funds, when available, may be obtained by calling the Trust directly at 1.800.CALL OPP (1.800.225.5677) or visiting the Fund’s website at www.revenueshares.com. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.

Not FDIC Insured. May lose value. No bank guarantee.

TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST	[ ]
EXCHANGE LISTING AND TRADING	[ ]
INVESTMENT STRATEGIES	[ ]
INVESTMENT RESTRICTIONS	[ ]
MANAGEMENT OF THE TRUST	[ ]
INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS	[ ]
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS	[ ]
PORTFOLIO TURNOVER	[ ]
CAPITAL STOCK AND OTHER SECURITIES	[ ]
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS	[ ]
TAXES	[ ]
DETERMINATION OF NET ASSET VALUE	[ ]
DIVIDENDS AND DISTRIBUTIONS	[ ]
FINANCIAL STATEMENTS	[ ]
APPENDIX A	[ ]

GENERAL INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust organized on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares (“Shares”) of separate series representing separate portfolios of investments. Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Global Revenue ETF and Oppenheimer International Revenue ETF are diversified series of the Trust.

The Funds offer and issue Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for (1) a portfolio of equity securities constituting a substantial replication, or representation, of the stocks included in the relevant Fund’s corresponding benchmark index (“Deposit Securities”) and (2) a cash payment referred to as the “Cash Component.”

The Funds’ Shares are listed on the [ ] (the “Exchange”), and trade at market prices. The market price for a Fund’s Shares may be different from its NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares or more. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a “cash” option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section of this SAI. In each instance of such full cash creations or redemptions, the transaction fees imposed may be greater than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) the value of the underlying index on which a Fund is based is no longer calculated or available, (iii) the “approximate value” of a Fund, as described in “Share Trading Prices” of the Prospectus, is no longer calculated or available, or (iv) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of the Funds in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

Continuous Offering

Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to these requirements. For more detailed information see “Continuous Offering” in the Prospectus. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act of 1933, as amended (the “Securities Act”), a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

INVESTMENT STRATEGIES

In addition to the fundamental investment restrictions described below under “Investment Restrictions,” and the principal investment policies described in the Funds’ Prospectus, each Fund is subject to the following investment strategies, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. Not every Fund will invest in all of the types of securities and financial instruments that are listed.

Depositary Receipts

American Depositary Receipts (“ADRs”) are negotiable U.S. securities that generally represent a non-U.S. company’s publicly traded equity. ADRs are publicly available to U.S. investors on U.S. stock exchanges. ADRs are treated in the same manner as other U.S. securities for clearance, settlement, transfer, and ownership purposes. ADRs can also represent debt securities or preferred stock.

An ADR is a negotiable U.S. security that generally represents a foreign company’s publicly traded equity or debt. ADRs are created when a broker purchases a non-U.S. company’s shares on its home stock market and delivers the shares to the depositary’s local custodian bank, and then instructs the depositary bank to issue depositary receipts. In addition, ADRs may also be purchased and sold in the U.S. secondary trading market, and may trade freely just like any other security on a stock exchange.

ADRs facilitate U.S. investor purchases of non-U.S. securities and allow non-U.S. companies to have their stock trade in the United States. ADRs permit U.S. investors to access the potential benefits of global diversification, while helping avoid the challenges presented when investing directly in local trading markets. These obstacles can include inefficient trade settlements, uncertain custody services and costly currency conversions. ADRs can help overcome many of the inherent operational and custodial hurdles of international investing. ADRs are also used to facilitate cross-border trading and to raise capital in global equity offerings or for mergers and acquisitions to U.S. and non-U.S. investors.

Currently, there are over 2,250 ADR programs for companies from over 70 countries. The establishment of an ADR program offers numerous advantages to non-U.S. companies. The primary reasons to establish an ADR program can be divided into two broad considerations: capital and commercial.

Advantages may include:

•	Expanded market share through broadened and more diversified investor exposure with potentially greater liquidity, which may increase or stabilize the share price.
•	Enhanced visibility and image for the company’s products, services and financial instruments in a marketplace outside its home country.
•	Flexible mechanism for raising capital and a vehicle or currency for mergers and acquisitions.
•	Enables employees of U.S. subsidiaries of non-U.S. companies to invest more easily in the parent company.

Increasingly, investors aim to diversify their portfolios internationally. However, obstacles such as undependable settlements, costly currency conversions, unreliable custody services, poor information flow, unfamiliar market practices, confusing tax conventions and internal investment policy may discourage institutions and private investors from venturing outside their local market. Many investors utilize ADRs as a means to diversify their portfolios globally. They may utilize ADRs because of the convenience, enhanced liquidity and cost effectiveness that ADRs offer compared to purchasing and safekeeping ordinary shares in the underlying issuer’s home country.

•	Other ADR advantages may include:
•	Quotation in U.S. dollars and payment of dividends or interest in U.S. dollars.
•	Diversification without many of the obstacles that exchange traded funds (“ETFs”), mutual funds, pension funds and other institutions may have in purchasing and holding securities outside of their local market.
•	Elimination of global custodian safekeeping charges.
•	Familiar trade, clearance and settlement procedures.
•	Competitive U.S. dollar/foreign exchange rate conversions for dividends and other cash distributions.
•	Ability to acquire the underlying securities directly upon cancellation.

ADR facilities may be unsponsored and sponsored. Unsponsored ADRs are issued by one or more depositaries in response to market demand, but without a formal agreement with the company. Sponsored ADRs may be issued in different levels, available in various trading markets, and are issued by one depositary appointed by the company under a deposit agreement or service contract. Sponsored ADRs offer control over the facility and the ability to raise capital. Available information concerning the issuers may not be as current for unsponsored depositary receipts as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

Companies that wish to list their ADRs on a U.S. stock exchange (the National Association of Securities Dealers Automated Quotations (“NASDAQ”), NYSE MKT or New York Stock Exchange (“NYSE”)), raise capital or make an acquisition using securities, use Sponsored Level II or Sponsored Level III Depositary Receipts. Level II and Level III Depositary Receipt programs require SEC registration and adherence to applicable requirements for U.S. GAAP. These types of ADRs can also be listed on some exchanges outside the United States. Level II Depositary Receipts are exchange-listed securities but do not involve raising new capital. Level III programs typically generate the most U.S. investor interest because capital is being raised. Generally, companies that choose either a Level II or Level III program will attract a significant number of U.S. investors.

An ADR is issued by a U.S. depositary bank when the underlying ordinary shares are deposited in the depositary bank’s local custodian bank in the company’s home market. The underlying ordinary shares are usually deposited by a broker who has purchased the underlying ordinary shares in the open market through its international offices or through a local broker in the company’s home market. On the same day that the shares are delivered to the local custodian bank, the local custodian notifies the U.S. depositary bank. After notification, ADRs are issued and delivered to the initiating broker, who then delivers the ADRs evidencing the local underlying shares to purchasing investors.

Alternatively, when a non-U.S. company completes an offering of new shares, part of which will be sold as ADRs in the U.S. or international market, the company will deliver the shares to the depositary bank’s local custodian at the time of the closing. The depositary bank will then issue the corresponding ADRs and deliver them to the members of the underwriting syndicate. With this pool of ADRs, a regular trading market commences where ADRs can then be issued, transferred or canceled.

Once ADRs are issued, they are tradable on a national stock exchange in the United States upon compliance with SEC regulations. Like other U.S. securities, they can be freely sold to other investors. ADRs may be sold to subsequent U.S. investors by simply transferring them from the existing ADR holder (seller) to another ADR holder (buyer); this is known as an intra-market transaction. An intra-market transaction is settled in the same manner as any other U.S. security purchase: in U.S. dollars on the third business day after the trade date and typically through The Depository Trust Company (“DTC”). Intra-market trading accounts for approximately 95 percent of all Depositary Receipt trading in the market today. Accordingly, the most important role of a depositary bank is that of Stock Transfer Agent and Registrar. It is therefore critical that the depositary bank maintain sophisticated stock transfer systems and operating capabilities.

When investors want to sell their ADRs, they notify their broker. The broker can either sell the ADR to another U.S. investor in the U.S. market through an intra-market transaction or sell the shares outside of the U.S., typically into the home market through a cross-border transaction. In cross-border transactions, brokers, either through their international offices or through a local broker in the company’s home market, will sell the shares back into the home market. To settle the trade, the U.S. broker will surrender the ADR to the depositary bank with instructions to deliver the shares to the buyer in the home market. The depositary bank will cancel the ADR and instruct the custodian to release the underlying shares and deliver them to the local broker who purchased the shares. The broker will arrange for the foreign currency to be converted into U.S. dollars for payment to the ADR holder. Additionally, the ADR holder would be able to request delivery of the actual shares at any time.

Once ADRs are issued and there are an adequate number of ADRs outstanding in the U.S. market (usually three percent to six percent of the company’s shares in ADR form), a true intra-market trading market emerges. Until this market develops, the majority of ADR purchases result in ADR issuances upon the deposit of shares. When executing an ADR trade, brokers seek to obtain the best price by comparing the ADR price in U.S. dollars to the dollar equivalent price of the actual shares in the home market. Brokers will buy or sell in the market that offers them the best price, and they can do so in three ways: by issuing a new ADR, transferring an existing ADR or canceling an ADR. The broker may also be holding an inventory of ordinary shares, in which case the local trading price is irrelevant. The continuous buying and selling of ADRs in either market tends to keep the price differential between the local and U.S. markets to a minimum. As a result, about 95 percent of ADR trading is done in the form of intra-market trading and does not involve the issuance or cancellation of an ADR.

The ADR certificate states the responsibilities of the depositary bank with respect to actions such as payment of dividends, voting at shareholder meetings, and handling of rights offerings.

The Funds may also invest in Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world. While ADRs permit foreign corporations to offer shares to American citizens, GDRs allow companies in Europe, Asia, the United States and Latin American to offer shares in many markets around the world. EDRs are receipts issued in Europe that evidence ownership of underlying securities issued by a foreign corporation. Generally, EDRs, in bearer form, are designed for use in European securities markets.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities (see “Foreign Securities Risk”).

Foreign Securities Risk

An investment in a fund that invests in foreign securities involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in a fund that invests in foreign securities also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.

Many developed market countries have recently experienced significant economic pressures. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. For example, companies in the financial services sector are subject to governmental regulation and, recently, government intervention, which may adversely affect the scope of their activities, the prices they can charge and amount of capital they must maintain. Recent dislocations in the financial sector and perceived or actual governmental influence over certain financial companies may lead to credit rating downgrades and as a result, impact, among other things, revenue growth for such companies. If financial companies experience a prolonged decline in revenue growth, certain developed countries that rely heavily on financial companies as an economic driver may experience a correlative slowdown. Recently, new concerns have emerged with respect to the economic health of certain developed countries. These concerns primarily stem from heavy indebtedness of many developed countries and their perceived inability to continue to service high debt loads without simultaneously implementing stringent austerity measures. Such concerns have led to tremendous downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Spending on health, health care and retirement pensions in most developed countries has risen dramatically over the last few years. Medical innovation, extended life expectancy and higher public expectations are likely to continue the increase in health care and pension costs. Any increase in health care and pension costs will likely have a negative impact on the economic growth of many developed countries. Certain developed countries rely on imports of certain key items, such as crude oil, natural gas, and other commodities. As a result an increase in demand for or price fluctuations of certain commodities may negatively affect developed country economies. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries. In addition, heavy regulation of, among others, labor and product markets may have an adverse effect on certain issuers. Such regulations may negatively affect economic growth or cause prolonged periods of recession. Such risks, among others, may adversely affect the value of the fund’s investments.

Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lack of financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging markets securities markets can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

Many emerging market countries lack the social, political, and economic stability characteristic of the United States. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

The Funds’ income and, in some cases, capital gains from foreign securities will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the United States and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. The less developed a country’s securities market is, the greater the likelihood of custody problems. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because of the use of brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being lost. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.

Cash and Short-Term Investments

A Fund may invest a portion of its assets, for cash management purposes, in short-term debt securities (including repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies.

A Fund may invest a portion of its assets in shares issued by money market mutual funds for cash management purposes. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager pending investment of the Fund’s assets in portfolio securities.

Loans of Portfolio Securities

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 331/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. There is also a risk that a Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

Borrowing

Pursuant to Section 18(f)(1) of the 1940 Act, a Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.

Illiquid Securities

A Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Repurchase Agreements

When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer, which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

To the extent that repurchase agreements are considered to be loans, a Fund will not invest in repurchase agreements if, together with any other loans, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC.

Futures

Each Fund may enter into futures contracts, although it does not currently do so. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. Each Fund will not invest more than 20% of its net assets in futures contracts.

When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Funds’ custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. A Fund also may effect futures transactions through futures commission merchants that are affiliated with VTL or the Fund in accordance with procedures adopted by the Board. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Investment Company Securities

Securities of other investment companies may be acquired by a Fund to the extent that such purchases are consistent with the Fund’s investment objective and restrictions and are permitted under the 1940 Act. The 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. Certain exceptions to these limitations may apply, and the Funds may be able to rely on any future applicable SEC rules or orders that provide exceptions to these limitations. As a shareholder of another investment company, a Fund would bear, along with other shareholders, the Fund’s pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses that a Fund would bear in connection with its own operations.

Segregated Assets

When engaging in transactions that could be deemed to create a “senior security” under Section 18 of the 1940 Act, as interpreted by the SEC and its staff, a Fund will cause its administrator or custodian to earmark cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily. Any such assets and securities designated by the custodian on its records are referred to in this SAI as “Segregated Assets.” Such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

Asset Diversification Rebalancing

To qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), each Fund is subject to certain asset diversification requirements. In order to ensure the Funds so comply, each Fund’s underlying index (each an “Underlying Index” and, collectively, the “Underlying Indexes”) is subject to the following asset diversification requirements: (i) the weighted assets of any single constituent security measured on the quarterly rebalance date (a “Quarterly Qualification Date”), may not exceed 24.99% of the total assets of its Underlying Index; and (ii) with respect to 50% of the total assets of an Underlying Index, the weighted value of the constituent securities must be diversified so that no single constituent security measured on a Quarterly Qualification Date represents more than 4.99% of the total assets of its Underlying Index or more than 9.99% of the outstanding voting securities of its issuer.

Rebalancing the Underlying Indexes to meet asset diversification requirements will be the responsibility of VTL. VTL will provide information to [ ] in connection with such rebalancing as necessary so that each Fund may qualify to be treated as a registered investment company (“RIC”) under Subchapter M of the Internal Revenue Code. If shortly prior to a Quarterly Qualification Date, a constituent security (or two or more constituent securities) approaches the maximum allowable limits set forth above (the “Asset Diversification Limits”), the percentage that such constituent security (or constituent securities) represents in an Underlying Index will be reduced and the weighted value of such constituent security (or constituent securities) will be redistributed across the constituent securities that do not closely approach the Asset Diversification Limits.

In addition, [ ], [ ] and [ ] are each subject to a cap of 5% on any one component security’s weighting. If shortly prior to a Quarterly Qualification Date, a constituent security (or two or more constituent securities) approaches the Underlying Index’s respective limit, the percentage that such constituent security (or constituent securities) represents in the Underlying Index will be reduced and the weighted value of such constituent security (or constituent securities) will be redistributed across the constituent securities that do not closely approach the Underlying Index’s respective limit in accordance with the same general methodology that is used for asset diversification purposes, as described above.

Name Policies

Oppenheimer Emerging Markets Revenue ETF has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (the names rule) obligating it to commit, under normal market conditions, at least 80% of its assets to the type of securities suggested by the Fund’s name (the “80% Policy”). For purposes of the 80% Policy, “assets” include a Fund’s net assets, plus the amount of any borrowings for investment purposes. The Fund will provide investors with at least 60 days’ notice prior to changes in the 80% Policy.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Funds may be prone to operational and informational security risks resulting from breaches in cyber security (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Funds’ operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the Funds’ website (i.e., efforts to make network services unavailable to intended users). In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Funds’ systems. Cyber security failures or breaches by the Funds’ affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both the Funds and shareholders, the inability of fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in attempting to prevent any cyber incidents in the future. While the investment adviser has policies and procedures (and risk management systems) designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cyber security risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investments in such securities to lose value and may result in financial loss for Fund shareholders.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Except with respect to borrowing, and unless otherwise indicated, all percentage limitations listed below apply to a Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation. Each Fund may not:

(i)             Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(ii)            Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(iii)          Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.

(iv)           Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.

(v)            Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(vi)           Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that a Fund may invest 25% or more of its net assets in securities of issuers in the same industry to approximately the same extent that the Fund’s corresponding index concentrates in the securities of a particular industry or group of industries. Accordingly, if the Fund’s corresponding index stops concentrating in the securities of a particular industry or group of industries, the Fund will also discontinue concentrating in such securities.

Each Fund except Oppenheimer Global Revenue ETF may not:

(vii)         Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this limitation does not prevent the Fund from (i) engaging in transactions involving currencies and futures contracts and options thereon, or (ii) investing in securities or other instruments that are secured by physical commodities.

Oppenheimer Global Revenue ETF may not:

(viii)        Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities of companies that purchase or sell commodities or invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.

Non-Fundamental Restrictions. The Funds’ Board of Trustees can change non-fundamental policies without shareholder approval. However, shareholders will be given 60 days’ notice of changes to non-fundamental policies, and significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate. Each Fund has the following additional operating policy that is not “fundamental”:

Each Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on subparagraph (F) or (G) of Section 12(d)(1) of the 1940 Act.

MANAGEMENT OF THE TRUST

OppenheimerFunds, Inc. acquired VTL on December 2, 2015 (the “Closing”). The Trust is governed by a Board of Trustees, which is responsible for overseeing the Trust. The Board that currently oversees the Trust has been overseeing it since the Closing. The Board is led by Robert J. Malone, a trustee who is not an “interested person” of the Trust, as that term is defined in the 1940 Act (an “Independent Trustee”). The Board meets periodically throughout the year to oversee the Trust’s activities, including to review its performance, oversee potential conflicts that could affect the Trust, and review the actions of VTL. With respect to its oversight of risk, the Board, through its committees, relies on reports and information received from various parties, including VTL, internal auditors, the Trust’s Chief Compliance Officer, the Trust’s outside auditors and Fund counsel. It is important to note that, despite the efforts of the Board and of the various parties that play a role in the oversight of risk, it is likely that not all risks will be identified or mitigated.

The Board has an Audit Committee, a Review Committee and a Governance Committee. Each of the Committees is comprised solely of Independent Trustees. The Board has determined that its leadership structure is appropriate in light of the characteristics and circumstances of the Trust because it allocates areas of responsibility among the committees in a manner that enhances the Board’s oversight.

For the period of time from the Closing through June 30, 2016, the Audit Committee held 5 meetings, the Review Committee held 2 meetings and the Governance Committee held 1 meeting.

The members of the Audit Committee are Karen L. Stuckey (Chairman), F. William Marshall, Jr. and James D. Vaughn. Subject to the ratification of the Board and shareholders (if applicable), the Audit Committee is responsible for the appointment, compensation and oversight of the work of the independent certified public accountants and auditors of each Fund or registered public accounting firm (also referred to as the “independent Auditors”) for the purpose of preparing or issuing audit reports and for all other services provided by the independent Auditors. Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust’s independent Auditors regarding the Trust’s internal accounting procedures and controls; (iii) reviewing reports regarding Fund operations that relate to accounting and financial reporting from Management’s Internal Audit Department; (iv) maintaining a direct line of communication and meeting with the Trust’s independent Auditors at least annually; (v) reviewing the independence of the Trust’s independent Auditors; and (vi) approving in advance the provision of any audit and/or non-audit services by the Trust’s independent Auditors, including tax services, that are not prohibited by the Sarbanes–Oxley Act of 2002, to the Trust, VTL and certain affiliates of VTL. The Audit Committee also reviews and considers the valuation of portfolio investments, including the procedures for the determination of the fair value of any such investments that do not have readily available market quotations.

The members of the Review Committee are Victoria J. Herget (Chairman), Jon S. Fossel, Richard F. Grabish and Beverly L. Hamilton. Among other duties, as set forth in the Review Committee’s Charter, the Review Committee reviews Fund performance and expenses, as well as oversees several of the Trust’s principal service providers and certain policies and procedures of the Trust. The Review Committee also reviews certain reports from and meets periodically with the Trust’s Chief Compliance Officer.

The members of the Governance Committee are Richard F. Grabish (Chairman), Beverly L. Hamilton, Victoria J. Herget, F. William Marshall, Jr., Karen L. Stuckey and James D. Vaughn. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees Trust governance and the nomination of Trustees, including Independent Trustees. The Governance Committee has adopted a process for shareholder submission of recommendations for Trustee nominees. Shareholders may submit such recommendations for the Governance Committee’s consideration by mail to the Governance Committee in care of the Trust. Such recommendations should be accompanied by, at a minimum, (i) the name, address, and business, educational, and/or other pertinent background information of the person being recommended; (ii) a statement concerning whether the person is an “interested person” as defined in the 1940 Act; (iii) any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and (iv) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation. The Governance Committee has not established specific qualifications that it believes must be met by a Trustee nominee. In evaluating Trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board’s diversity. The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustee it will recommend to the Board and the shareholders and it may identify candidates other than those submitted by shareholders. The Governance Committee may, but need not, consider the advice and recommendation of VTL or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required. Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit correspondence electronically at www.revenueshares.com under the caption “contact us” or by mail to the Trust at the address on the front cover of this SAI.

Below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Trustee of the Trust.

Each Independent Trustee has served on the Board for the number of years listed below, during the course of which he or she has become familiar with the Trust’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations. Each Trustee’s outside professional experience is outlined in the table of Biographical Information, below.

Trustees and Officers of the Trust

Except for Mr. Steinmetz, each of the Trustees is an Independent Trustee. All of the Trustees are also trustees of the following Oppenheimer funds (referred to as “Denver Board Funds”):

Oppenheimer Capital Income Fund	Oppenheimer Corporate Bond Fund
Oppenheimer Emerging Markets Local Debt Fund	Oppenheimer Equity Fund
Oppenheimer Global High Yield Fund	Oppenheimer Global Strategic Income Fund
Oppenheimer Government Cash Reserves	Oppenheimer Integrity Funds:
Oppenheimer Core Bond Fund	Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund	Oppenheimer Main Street Funds:
Oppenheimer Main Street Fund	Oppenheimer Main Street Select Fund
Oppenheimer Main Street Small Cap Fund	Oppenheimer Main Street Mid Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC	Oppenheimer Master Inflation Protected Securities Fund, LLC
Oppenheimer Master Loan Fund, LLC	Oppenheimer Revenue Weighted ETF Trust:
Oppenheimer ADR Revenue ETF	Oppenheimer Emerging Markets Revenue ETF
Oppenheimer ESG Revenue ETF	Oppenheimer Financials Sector Revenue ETF
Oppenheimer Global ESG Revenue ETF	Oppenheimer Global Growth Revenue ETF
Oppenheimer Global Revenue ETF	Oppenheimer Large Cap Revenue ETF
Oppenheimer International Revenue ETF	Oppenheimer Mid Cap Revenue ETF
Oppenheimer Navellier Overall A-100 Revenue ETF	Oppenheimer Small Cap Revenue ETF
Oppenheimer Ultra Dividend Revenue ETF	Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund	Oppenheimer SteelPath MLP Funds Trust:
Oppenheimer SteelPath MLP Alpha Fund	Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer SteelPath MLP Income Fund	Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath Panoramic Fund	Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Conservative Balanced Fund/VA
Oppenheimer Core Bond Fund/VA	Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Equity Income Fund/VA	Oppenheimer Global Fund/VA
Oppenheimer Global Multi-Alternatives Fund/VA	Oppenheimer Global Strategic Income Fund/VA
Oppenheimer International Growth Fund/VA	Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Government Money Fund/VA
Oppenheimer Ultra-Short Duration Fund

Messrs. Edwards, Gompers, Kennedy, Legg, V. Lowry, J. Lowry, O'Donnell, Petersen, Reichert, Steinmetz, Sternhell and Yoder and Mss. Bullington, Burley, Foxson, LaFond, Lo Bessette, Miller, and Picciotto, who are officers of the Trust, hold the same offices with one or more of the other Denver Board Funds.

Present or former officers, directors, trustees and employees (and their immediate family members) of the Trust, VTL and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the OppenheimerFunds Distributor, Inc. (the “Distributor”). Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, VTL and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of other Oppenheimer funds that offer Class Y shares.

The Funds are new, and as of the date of this SAI, the Trustees and officers of the Trust, as a group, do not own any shares of the Funds beneficially or of record.

None of the Independent Trustees (nor any of their immediate family members) owns securities of either VTL or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with VTL or the Distributor.

Biographical Information. The Trustees and officers, their positions with the Trust, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The address of each Independent Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Each Trustee has served the Trust in the following capacities from the following dates:

Independent Trustees	Position(s)	Length of Service
Robert J. Malone	Board Chairman; Trustee	Since 2016; since 2015
Jon S. Fossel	Trustee	Since 2015
Richard F. Grabish	Trustee	Since 2015
Beverly L. Hamilton	Trustee	Since 2015
Victoria J. Herget	Trustee	Since 2015
F. William Marshall, Jr.	Trustee	Since 2015
Karen L. Stuckey	Trustee	Since 2015
James D. Vaughn	Trustee	Since 2015
Interested Trustee
Arthur P. Steinmetz	Trustee	Since 2015

Independent Trustees

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Directorships Held	Portfolios Overseen in Fund Complex
Robert J. Malone (1944) Chairman of The Board of Trustees	Chairman - Colorado Market of MidFirst Bank (since January 2015); Chairman of the Board (2012-2016) and Director (August 2005-March 2016) of Jones International University (educational organization); Trustee of the Gallagher Family Foundation (non-profit organization) (2000-2015); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (August 2003-January 2015); Board of Directors of Opera Colorado Foundation (non-profit organization)(2008-2012); Director of Colorado UpLIFT (charitable organization) (1986-2010); Director of Jones Knowledge, Inc. (2006-2010); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004); Chairman of the Board (1991-1994) and Trustee (1985-1994) of Regis University; and Chairman of the Board (1990-1991) and Trustee (1984-1999) of Young Presidents Organization. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Board's deliberations.	47
Jon S. Fossel (1942) Trustee	Chairman of the Board of Jack Creek Preserve Foundation (non-profit organization) (since March 2005); Director of Jack Creek Preserve Foundation (non-profit organization) (March 2005-December 2014); Chairman of the Board (2006-December 2011) and Director (June 2002-December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004-December 2009); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (nonprofit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the OppenheimerFunds, Inc.; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of OppenheimerFunds, Inc.), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Mr. Fossel has served on the Boards of certain Oppenheimer funds since 1990, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	47
Richard F. Grabish (1948) Trustee	Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007). Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	47
Beverly L. Hamilton (1946) Trustee	Trustee of Monterey Institute for International Studies (educational organization) (2000-2014); Board Member of Middlebury College (educational organization) (December 2005-June 2011); Chairman (since 2010) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (2006-2009) of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	47
Victoria J. Herget (1951) Trustee	Board Chair (2008-2015) and Director (2004-Present), United Educators (insurance company); Trustee (since 2000) and Chair (since 2010), Newberry Library (independent research library); Trustee, Mather LifeWays (senior living organization) (since 2001); Independent Director of the First American Funds (mutual fund family) (2003-2011); former Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee, BoardSource (non-profit organization) (2006-2009) and Chicago City Day School (K-8 School) (1994-2005). Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	47
F. William Marshall, Jr. (1942) Trustee	Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Formerly, Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (1996-2015), MML Series Investment Fund (investment company) (1996-2015) and Mass Mutual Premier Funds (investment company) (January 2012-December 2015); President and Treasurer of the SIS Funds (private charitable fund) (January 1999-March 2011); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Mr. Marshall has served on the Boards of certain Oppenheimer funds since 2000, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	47
Karen L. Stuckey (1953) Trustee	Member (since May 2015) of Desert Mountain Community Foundation Advisory Board (non-profit organization); Partner (1990-2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975-1990); Trustee (1992-2006); member of Executive, Nominating and Audit Committees and Chair of Finance Committee (1992-2006), and Emeritus Trustee (since 2006) of Lehigh University; and member, Women’s Investment Management Forum (professional organization) since inception. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	47
James D. Vaughn (1945) Trustee	Retired; former managing partner (1994-2001) of Denver office of Deloitte & Touche LLP, (held various positions 1969-1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003-2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Fund's (and other Oppenheimer funds') financial, accounting, regulatory and investment matters and has contributed to the Boards' deliberations.	47

Mr. Steinmetz is an “Interested Trustee” because he is affiliated with VTL by virtue of his positions as President of and chairman and director of OFI Global Asset Management, Inc. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz’s address is 225 Liberty Street, New York, New York 10281-1008.

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years; Other Directorships Held	Portfolios Overseen in Fund Complex
Arthur P. Steinmetz (1958), Trustee, President and Principal Executive Officer	Chairman of the OppenheimerFunds, Inc. (since January 2015); CEO and Chairman of OFI Global Asset Management, Inc. (since July 2014), President of OFI Global Asset Management, Inc. (since May 2013), a Director of OFI Global Asset Management, Inc. (since January 2013), Director of OppenheimerFunds, Inc. (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (OppenheimerFunds, Inc.’s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities from (January 2013- December 2013); Executive Vice President of OFI Global Asset Management, Inc. (January 2013-May 2013); Chief Investment Officer of OppenheimerFunds, Inc. (October 2010-December 2012); Chief Investment Officer, Fixed-Income, of OppenheimerFunds, Inc. (April 2009-October 2010); Executive Vice President of OppenheimerFunds, Inc. (October 2009-December 2012); Director of Fixed Income of OppenheimerFunds, Inc. (January 2009-April 2009); and a Senior Vice President of OppenheimerFunds, Inc. (March 1993-September 2009).	102

The addresses of the officers in the charts below are as follows: for Messrs. Edwards, Steinmetz, and Sternhell and Mss. Lo Bessette, Foxson and Picciotto, 225 Liberty Street, New York, New York 10281, for Messrs. Kennedy, Legg, O’Donnell, Petersen and Yoder and Mss. Bullington, Burley, LaFond and Miller, 6803 S. Tucson Way, Centennial, Colorado 80112, and for Messrs. Gompers, Vincent Lowry, Justin Lowry and Reichert, One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Each of the Officers has served the Trust in the following capacities from the following dates:

	Position(s)	Length of Service
Vincent T. Lowry*	Vice President	Since 2015
Michael J. Gompers	Vice President	Since 2015
Justin V. Lowry*	Vice President	Since 2015
Sean P. Reichert	Vice President	Since 2015
Arthur P. Steinmetz	Trustee, President and Principal Executive Officer	Since 2015
Mary Ann Picciotto	Chief Compliance Officer and Chief AML Officer	Since 2015
Jennifer Foxson	Vice President and Chief Business Officer	Since 2015
Brian Petersen	Treasurer and Principal Financial and Accounting Officer	Since 2015
Stephanie Bullington	Assistant Treasurer	Since 2016
Julie Burley	Assistant Treasurer	Since 2015
James Kennedy	Assistant Treasurer	Since 2015
Mathew O’Donnell	Assistant Treasurer	Since 2015
Jan Miller	Assistant Treasurer	Since 2015
Cynthia Lo Bessette	Secretary and Chief Legal Officer	Since 2015
Taylor V. Edwards	Assistant Secretary	Since 2015
Randy G. Legg	Assistant Secretary	Since 2015
Michael Sternhell	Assistant Secretary	Since 2015
John Yoder	Assistant Secretary	Since 2015
Gloria J. LaFond	Blue Sky Officer	Since 2015

*Vincent T. Lowry is the father of Justin V. Lowry.

Other Information About the Officers of the Funds

Name, Year of Birth, Position(s)	Principal Occupation(s) During the Past 5 Years:	Portfolios Overseen in Fund Complex
Vincent T. Lowry (1951) Vice President	Senior Vice President, VTL (since December 2015); Chief Executive Officer and Chief Investment Officer, VTL (2004-2015); Managing Director, Smith Barney, Inc. (1984 – 2004)	12
Michael J. Gompers (1981) Vice President	Vice President, VTL (since December 2015); Chief Operating Officer, VTL (2007-2015); Chief Executive Officer and Chief Compliance Officer, IMS (2009-2015); Analyst, VTL (2005 - 2007); Accountant, Gompers & Associates, PLLC (2005).	12
Justin V. Lowry (1987) Vice President	Vice President, VTL (since December 2015); Portfolio Manager, IMS (2009-2015).	12
Sean P. Reichert (1987) Vice President	Portfolio Manager, VTL (since December 2015); Portfolio Manager, IMS (2009-2015).	12
Mary Ann Picciotto (1973) Chief Compliance Officer and Chief Anti-Money Laundering Officer	Senior Vice President and Chief Compliance Officer of OFI Global Asset Management, Inc. (since March 2014); Chief Compliance Officer of OppenheimerFunds, Inc., OFI SteelPath, Inc., OFI Global Trust Company, OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010-January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007- January 2014).	102
Jennifer Foxson (1969) Vice President and Chief Business Officer	Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006-June 2014); Vice President of OppenheimerFunds, Inc. (January 1998-March 2006); Assistant Vice President of OppenheimerFunds, Inc. (October 1991-December 1998).	102
Brian S. Petersen (1970) Treasurer and Principal Financial & Accounting Officer	Vice President of OFI Global Asset Management, Inc. (since January 2013); Vice President of OppenheimerFunds, Inc. (February 2007-December 2012); Assistant Vice President of OppenheimerFunds, Inc. (August 2002-2007).	102
Julie Burley (1981) Assistant Treasurer	Vice President of the OFI Global Asset Management, Inc. (since October 2013). Previously held the following positions at Deloitte & Touche: Senior Manager (September 2010-October 2013), Manager (September 2008-August 2010), and Audit Senior (September 2005-August 2008).	102
Jan Miller (1963) Assistant Treasurer	Assistant Vice President of OFI Global Asset Management, Inc. (since 2013); Assistant Vice President of OppenheimerFunds, Inc. (2005-December 2012); Assistant Vice President in OppenheimerFunds, Inc.’s Fund Accounting department (November 2004 to March 2006).	102
James Kennedy (1958) Assistant Treasurer	Senior Vice President of OFI Global Asset Management, Inc. (since January 2013); Senior Vice President of OppenheimerFunds, Inc. (September 2006-December 2012).	102
Mathew O’Donnell (1967) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since January 2013); Vice President of OppenheimerFunds, Inc. (January 2008-December 2012); Accounting Policy Director of OppenheimerFunds, Inc. (May 2007-March 2012).	102
Stephanie Bullington (1977) Assistant Treasurer	Vice President of OFI Global Asset Management, Inc. (since February 2014); Vice President of OFI Global Asset Management, Inc. (January 2013-September 2013); Vice President of OppenheimerFunds, Inc. (January 2010-December 2012); Assistant Vice President of OppenheimerFunds, Inc. (October 2005-January 2010).	102
Cynthia Lo Bessette (1969) Secretary and Chief Legal Officer	Senior Vice President and Deputy General Counsel (March 2015-February 2016) and Executive Vice President, General Counsel and Secretary of OFI Global Asset Management, Inc. (since February 2016); Chief Legal Officer of OppenheimerFunds, Inc. and the Distributor (since February 2016); Vice President, General Counsel and Secretary of Oppenheimer Acquisition Corp. (since February 2016); General Counsel of OFI SteelPath, Inc., VTL Associates, LLC and Index Management Solutions, LLC (since February 2016); Chief Legal Officer of OFI Global Institutional, Inc., HarbourView Asset Management Corporation, OFI Global Trust Company, Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Shareholder Services, Inc. and Trinity Investment Management Corporation (since February 2016); Vice President, Corporate Counsel (February 2012-March 2015) and Deputy Chief Legal Officer (April 2013-March 2015) of Jennison Associates LLC; Assistant General Counsel (April 2008-September 2009) and Deputy General Counsel (October 2009-February 2012) of Lord Abbett & Co. LLC.	102
Randy G. Legg (1965) Assistant Secretary	Vice President and Senior Counsel of OFI Global Asset Management, Inc. (since January 2013); Vice President (June 2005-December 2012) and Senior Counsel (March 2011-December 2012) of OppenheimerFunds, Inc.; Associate Counsel (January 2007-March 2011) of OppenheimerFunds, Inc.	102
Taylor V. Edwards (1967) Assistant Secretary	Vice President and Senior Counsel of OFI Global Asset Management, Inc. (since January 2013); Vice President (February 2007-December 2012) and Senior Counsel (February 2012-December 2012) of OppenheimerFunds, Inc.; Associate Counsel (May 2009-January 2012); Assistant Vice President (January 2006-January 2007) and Assistant Counsel (January 2006-April 2009) of OppenheimerFunds, Inc.	102
Michael J. Sternhell (1975) Assistant Secretary	Senior Vice President and Senior Counsel of OFI Global Asset Management, Inc. (since February 2015); Vice President and Associate Counsel of OFI Global Asset Management, Inc. (January 2013-January 2015); Vice President and Associate Counsel (June 2011-December 2012) of OppenheimerFunds, Inc.	102
John Yoder (1975) Assistant Secretary	Vice President and Assistant Counsel of OFI Global Asset Management, Inc. (since January 2013); Vice President and Assistant Counsel (July 2011-December 2012) of OppenheimerFunds, Inc.	102
Gloria J. LaFond (1945) Blue Sky Officer	Assistant Vice President of OFI Global Asset Management, Inc. (since January 2013); Assistant Vice President (January 2006-December 2012) of OppenheimerFunds, Inc.	102

Trustee Share Ownership. The chart below shows information about each Trustee’s beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of Funds (“Supervised Funds”).

As of [ ], 2017

Name of Trustee	Dollar Range of Shares Beneficially Owned in the Oppenheimer Emerging Markets Revenue ETF	Dollar Range of Shares Beneficially Owned in the Oppenheimer Global Revenue ETF	Dollar Range of Shares Beneficially Owned in the Oppenheimer International Revenue ETF	Aggregate Dollar Range Of Shares Beneficially Owned in Supervised Funds
Independent Trustees	N/A	N/A	N/A	Over $100,000
Jon S. Fossel	N/A	N/A	N/A	Over $100,000
Richard F. Grabish	N/A	N/A	N/A	Over $100,000
Beverly L. Hamilton	N/A	N/A	N/A	Over $100,000
Victoria J. Herget	N/A	N/A	N/A	Over $100,000
Robert J. Malone	N/A	N/A	N/A	Over $100,000
F. William Marshall, Jr.	N/A	N/A	N/A	Over $100,000
Karen L. Stuckey	N/A	N/A	N/A	Over $100,000
James D. Vaughn	N/A	N/A	N/A	Over $100,000
Interested Trustee
Arthur P. Steinmetz	N/A	N/A	N/A	Over $100,000

Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with OFI Global Asset Management, Inc., receive no salary or fee from the Funds. The Funds began operations as of the date of this SAI. The amounts shown below for the Independent Trustees' compensation from the Funds are estimated amounts for serving as a Trustee and member of a committee (if applicable), with respect to each Fund's current fiscal year ending June 30, 2016. The total compensation from the Funds and fund complex represents compensation for serving as a Trustee and member of a committee (if applicable) of the Boards of the Funds and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2015.

Name and Other Fund Position(s) (as applicable)	Aggregate Compensation from the Oppenheimer Emerging Markets Revenue ETF(1)	Aggregate Compensation from the Oppenheimer Global Revenue ETF(1)	Aggregate Compensation from the Oppenheimer International Revenue ETF(1)	Total Compensation from the Fund Complex(2)
	Fiscal year ended [Date of FYE]	Fiscal year ended [Date of FYE]	Fiscal year ended [Date of FYE]	Year ended December 31, 2015
Robert J. Malone(3) Chairman of the Board	N/A	N/A	N/A	$351,000
Jon S. Fossel Review Committee Member	N/A	N/A	N/A	$234,000
Richard F. Grabish Governance Committee Chairman and Review Committee Member	N/A	N/A	N/A	$269,100
Beverly L. Hamilton Governance Committee Member and Review Committee Member	N/A	N/A	N/A	$269,100(3)
Victoria J. Herget Review Committee Chairman and Governance Committee Member	N/A	N/A	N/A	$234,000
F. William Marshall, Jr. Audit Committee Member and Governance Committee Member	N/A	N/A	N/A	$234,000
Karen L. Stuckey Audit Committee Chairman and Governance Committee Member	N/A	N/A	N/A	$420,741(4)
James D. Vaughn Audit Committee Member and Governance Committee Member	N/A	N/A	N/A	$234,000

1.	"Aggregate Compensation" includes fees and deferred compensation, if any. The amounts shown below for the Independent Trustees' compensation from the Funds are estimated amounts for serving as a Trustee and member of a committee (if applicable), with respect to each Fund's current fiscal year ending June 30, 2017.
2.	[In accordance with SEC regulations, for purposes of this section only, "Fund Complex" includes the Oppenheimer Funds, the MassMutual Institutional Funds, the MassMutual Select Funds and the MML Series Investment Fund, the investment adviser for which is the indirect parent company of the Fund's Manager. OFI Global Asset Management, Inc. also serves as the Sub-Adviser to the following: MassMutual Premier International Equity Fund, MassMutual Premier Main Street Fund, MassMutual Premier Strategic Income Fund, MassMutual Premier Capital Appreciation Fund, and MassMutual Premier Global Fund. The Manager does not consider MassMutual Institutional Funds, MassMutual Select Funds and MML Series Investment Fund to be part of the Oppenheimer Funds' "Fund Complex" as that term may be otherwise interpreted.]
3.	Mr. Malone began serving as Chairman of the Board effective August 24, 2016.
4.	Includes [ ] deferred by Ms. Hamilton under the "Compensation Deferral Plan" described below.

Compensation Deferral Plan. The Board of Trustees has adopted a Compensation Deferral Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based on the amount of compensation deferred and the performance of the selected funds.

Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

Control Persons and Principal Holders of Securities

The Funds are new, and as of the date of this SAI, no person owned, of record or beneficially, 5% or more of the Funds’ outstanding Shares.

INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER SERVICE ARRANGEMENTS

Investment Adviser

VTL, a Pennsylvania limited liability company located at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103, serves as the investment adviser to the Funds. VTL is a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI”). OFI is wholly-owned by Oppenheimer Acquisition Corp., a holding company primarily owned by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services company. VTL is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) with the SEC.

VTL provides investment advisory services to each Fund pursuant to the Investment Advisory Agreement between the Trust and VTL, as amended (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Trust employs VTL generally to manage the investment and reinvestment of the assets of the Funds. Pursuant to the Advisory Agreement, each Fund pays VTL a fee for managing the Fund’s investments that are calculated as a percentage of the Fund’s assets under management.

As of the date of this SAI, each Fund is a new fund that has not yet completed its first fiscal year, and therefore, neither Fund has paid management fees to VTL under the Advisory Agreement.

VTL has contractually agreed to waive all or a portion of its investment advisory fees and/or reimburse expenses to the extent necessary to prevent the Total Annual Fund Operating Expenses of each Fund (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) from exceeding [ ]% of average daily net assets for the Oppenheimer Emerging Markets Revenue ETF, [ ]% for the Oppenheimer Global Revenue ETF and [ ]% for the Oppenheimer International Revenue ETF. This agreement will remain in effect and will be contractually binding through [ ], 2018 and may not be amended or withdrawn unless approved by the Board. Under this agreement, VTL retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously reimbursed to the extent such fees were waived or expenses were reimbursed within three years of such reimbursement, provided such reimbursement does not cause the Fund to exceed any applicable fee waiver and expense reimbursement agreement that was in place at the time the fees were waived or expenses were reimbursed.

Subject to the fee waiver and/or reimbursement noted above, each Fund is responsible for all of its expenses, including: the investment advisory fees; costs of transfer agency, custody, fund administration, legal, audit and other services; interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions; Rule 12b-1 fees (if any); and extraordinary expenses (including merger-related expenses, if any).

[ ] owns the [ ], [ ] and [ ] as well as the trademark related thereto. [ ] licenses the use of the methodology and trademark to the relevant Fund.

Portfolio Managers

Portfolio Managers. The Funds are managed by a team of investment professionals including Vincent T. Lowry, Michael J. Gompers, Justin V. Lowry, and Sean P. Reichert (each is referred to as a “Portfolio Manager” and collectively they are referred to as the “Portfolio Managers”) who are responsible for the day-to-day management of the Funds’ investments.

Other Accounts Managed. In addition to managing the Funds’ investment portfolios, the members of the portfolio management team also manage other investment portfolios and other accounts on behalf of VTL or its affiliates. The following table provides information regarding those other portfolios and accounts as of [ ], 2016. No portfolio or account has an advisory fee based on performance:

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[2]	Other Accounts Managed	Total Assets in Other Accounts Managed[2,3]
Vincent T. Lowry	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Michael J. Gompers	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Justin V. Lowry	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Sean P. Reichert	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
1.	In billions.
2.	In millions.
3.	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

As indicated above, a portfolio manager may also manage other funds and accounts. At different times, a portfolio manager may manage other funds or accounts with investment objectives and strategies similar to, or different from, those of the Fund. At times, those responsibilities could potentially conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund’s investment objectives and strategies. For example, a portfolio manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by VTL have the same management fee. If the management fee structure of another fund or account is more advantageous to VTL than the fee structure of the Fund, VTL could have an incentive to favor the other fund or account. However, VTL’s compliance procedures and Code of Ethics recognize VTL’s obligation to treat all of its clients, including the Funds, fairly and equitably, and are designed to preclude a portfolio manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

Compensation. The primary objectives of the VTL compensation plans for investment professionals are to:

•	Motivate and reward continued growth and profitability
•	Attract and retain high-performing individuals critical to the on-going success of VTL
•	Motivate and reward strong business/investment performance
•	Create an ownership mentality for all plan participants

The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (annual and long term). An investment professional’s base salary is determined by the employee’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. All bonus awards are based initially on VTL’s financial performance.

All key staff of VTL is eligible to participate in the VTL Deferred Compensation Plan. These positions have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. In addition, the participants have demonstrated a long-term performance track record and have the potential for a continued leadership role. This plan provides for an annual award, payable in cash after a five-year vesting period. The value of the award increases during the vesting period based upon the growth in VTL’s income.

VTL portfolio managers responsible for managing Funds are paid by VTL and not by the Funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of Funds and other accounts. Fund portfolio managers are also eligible for the standard 401k retirement benefits and health and welfare benefits available to all VTL employees.

Ownership of Fund Shares. As of the date of this SAI, Messrs. Vincent Lowry, Gompers, Justin Lowry and Reichert do not own shares of the Funds.

Administrator and Fund Accountant

[ ] serves as Administrator and Fund Accountant for the Funds. Its principal address is [ ]. Under the Fund Administration and Accounting Agreement with the Trust, [ ] provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, [ ] makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, [ ] receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Each Fund is a new fund that has not yet completed its first fiscal year, and therefore, the Fund has paid no fund administration or accounting fees to [ ] under the Fund Administration and Accounting Agreement.

Custodian and Transfer Agent

[ ] also serves as custodian for the Funds pursuant to a Custody Agreement. Under the Custody Agreement with the Trust, [ ] maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps the accounts and records related to these services, and provides other services. [ ] is required, upon the order of the Trust, to deliver securities held by [ ] and to make payments for securities purchased by the Trust for each Fund.

As compensation for the foregoing services, [ ] receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

The Funds participate in a securities lending program under which the Funds’ custodian lends Fund portfolio securities to qualified institutional investors that post appropriate collateral. Under the program, the Funds’ custodian receives a portion of the interest earned on any reinvested collateral as an offset for the costs of the program.

Pursuant to a Transfer Agency and Services Agreement with the Trust, [ ] acts as transfer agent for each Fund’s authorized and issued Shares, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, [ ] receives certain out of pocket costs, transaction fees and asset based fees, which are accrued daily and paid monthly by the Trust.

Distributor

The Distributor, OppenheimerFunds Distributor, Inc., located at 225 Liberty Street, New York, NY 10281, is the principal underwriter of the Funds’ Shares and distributes Fund Shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.” The Distributor has no obligation to sell any specific quantity of Fund Shares. The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Funds. The Distributor is not affiliated with any stock exchange. VTL, at its expense, may pay the Distributor a fee for certain distribution-related services. The Distributor does not receive any underwriting commissions for the sale of Fund Shares.

OFDI may make payments to broker-dealers and other financial intermediaries for services, and expenses incurred, in connection with the distribution, marketing and promotion of Fund shares. These payments will be made by OFDI, and not from the resources of the Funds. Payments may be made to financial intermediaries that (1) provide access to financial intermediaries' platform or to their sales force; (2) develop new products that feature, market or otherwise promote the Funds; (3) allow customers to buy and sell Fund shares without paying a commission or other transaction charge; and/or (4) provide data and reporting relating to sales of the Funds. Payments of the type described above are sometimes referred to as revenue-sharing or marketing payments. These payments may create conflicts of interest between the financial intermediary and its clients by incentivizing the financial intermediary to recommend the Funds. Further, OFDI may make payments to certain financial intermediaries related to educational efforts regarding exchange-traded products, including the Funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, as well as the development of technology platforms and reporting systems.

Calculation Agent

[ ], located at [ ], serves as calculation agent for the Underlying Indexes. [ ] has entered into a contractual agreement with VTL under which [ ] will be primarily responsible for Index maintenance, calculation, dissemination and reconstitution activities. VTL compensates [ ] Indices from its own resources, including profits from advisory fees received from the Funds.

Counsel

Ropes & Gray LLP, 191 North Wacker Drive, 32nd Floor, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

[ ] serves as independent registered public accounting firm of the Trust. [ ] audits the Funds’ financial statements and performs other related tax and audit services.

Rule 12b-1 Plan

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) to compensate persons who provide certain marketing or distribution-related services for the Funds. The Plan provides for payments at an annual rate of up to 0.25% of each Fund’s average daily net assets.

Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made, as applicable.

The Plan was adopted in order to permit the implementation of each Fund’s method of distribution. However, the Board has not authorized the Funds to pay fees under the Plan at this time.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, VTL relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, VTL effects transactions with those brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. Subject to the foregoing, in choosing brokers to execute portfolio transactions for the Funds, VTL may consider a broker’s willingness (as an Authorized Participant (as defined below)) to accommodate Creation Unit create and redeem transactions that minimize capital gains for the Funds in connection with the quarterly rebalancings/reconstitutions of the Funds. VTL may also select brokers that provide brokerage and/or research services (“Soft Dollar Products”) to the Funds and/or the other accounts over which VTL has investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that VTL, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), VTL must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or VTL’s overall responsibilities with respect to the accounts as to which it exercises investment discretion.” The services provided by the broker also must lawfully and appropriately assist VTL in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a broker commissions higher than those available from another broker in recognition of the broker’s provision of Soft Dollar Products to VTL.

VTL may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research.

VTL faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because VTL is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces VTL’s expenses to the extent that VTL would have purchased such products had it not been provided by brokers. Section 28(e) permits VTL to use Soft Dollar Products for the benefit of any account it manages. Certain VTL-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other accounts managed by VTL or its affiliates, effectively cross subsidizing the other VTL-managed accounts that benefit directly from the product. VTL may not necessarily use all of the Soft Dollar Products in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

VTL assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by a Fund and one or more other investment companies or clients supervised by VTL are considered at or about the same time, transactions in such securities may be allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by VTL. In some cases, this procedure could have a detrimental effect on the price or volume of a security purchased or sold for the Funds. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds.

The Funds primarily incur brokerage commissions in connection with the quarterly rebalancings/reconstitutions of the Funds. The magnitude of the rebalancings/reconstitutions will vary depending on such factors as changes in the composition of an Underlying Index, changes in the related revenues of the constituent companies and changes in the size of a Fund.

Because each Fund has not completed its first fiscal year, no Fund paid brokerage commissions during the last three years.

Because each Fund has not completed its first fiscal year, no Fund acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents.

Portfolio Holding Disclosure Policies and Procedures

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund.

Proxy Voting Policy

The Board has delegated to VTL the responsibility to vote proxies with respect to the portfolio securities held by the Funds. VTL has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which it has discretionary authority. VTL has engaged Institutional Shareholder Services, Inc. (“ISS”) as its proxy voting agent and has authorized ISS to vote proxies with respect to securities held in client accounts in accordance with ISS recommendations. When available, information on how VTL voted proxies on behalf of the Funds relating to portfolio securities during the most recent 12-month (or shorter, as applicable) period ended June 30 may be obtained (i) without charge, upon request, by calling 1-888-854-8181; and (ii) on the SEC’s website at http://www.sec.gov. VTL’s Proxy Voting Policies and Procedures are included as Appendix A to this SAI.

Codes of Ethics

The Funds, VTL, OFI Global Asset Management, Inc., OppenheimerFunds, Inc., and OppenheimerFunds Distributor, Inc. have a Code of Ethics. It is designed to detect and prevent improper personal trading by portfolio managers and certain other employees ("covered persons") that could compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and/or other funds advised by VTL and OFI Global Asset Management, Inc. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by VTL, OFI Global Asset Management, Inc., OppenheimerFunds, Inc., and OppenheimerFunds Distributor, Inc.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC. It can be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's website at www.sec.gov and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

PORTFOLIO TURNOVER

Because the Funds are rebalanced and/or reconstituted quarterly, the Funds may experience portfolio turnover in excess of 100%. No Fund had commenced operations as of the date of this SAI.

CAPITAL STOCK AND OTHER SECURITIES

Each Fund is authorized to issue an unlimited number of Shares of beneficial interest without par value. Each Share of beneficial interest represents an equal proportionate interest in the assets and liabilities of a Fund and has identical voting, dividend, redemption, liquidation and other rights and preferences as the other Shares of the Fund.

Under Delaware law, the Trust is not required to, and the Trust does not presently intend to, hold regular annual meetings of shareholders. Meetings of the shareholders of one or more of the Funds may be held from time to time to consider certain matters, including changes to a Fund’s fundamental investment policies, changes to the Management Agreement and the election of Trustees when required by the 1940 Act.

When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per Share with proportionate voting for fractional Shares. The Shares of a Fund do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the Shares of a Fund into a greater or lesser number of Shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder’s percentage ownership, in the distribution of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

On any matter submitted to a vote of the shareholders, all Shares shall vote in the aggregate without differentiation between the Shares of the separate Funds or separate classes, if any, provided that (i) with respect to any matter that affects only the interests of some but not all Funds, then only the Shares of such affected Funds, voting separately, shall be entitled to vote on the matter, (ii) with respect to any matter that affects only the interests of some but not all classes, then only the Shares of such affected classes, voting separately, shall be entitled to vote on the matter; and (iii) notwithstanding the foregoing, with respect to any matter as to which the 1940 Act or other applicable law or regulation requires voting by Fund or by class, then the Shares of the Trust shall vote as prescribed in that law or regulation.

Book Entry Only System. The following information supplements and should be read in conjunction with the section of the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, NYSE MKT and the Financial Industry Regulatory Authority. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares. No Beneficial Owner shall have the right to receive a certificate representing such Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form. Orders are placed in “proper form” when the orders comply with the order processing procedures identified in the Authorized Participant Agreement for creation or redemption of Shares of the Funds.

A “Business Day” for purposes of this section is any day the NYSE, the Exchange and a Fund are open for business and includes any day that a Fund is required to be open under Section 22(e) of the 1940 Act.

Deposit of Securities and Deposit or Delivery of Cash. Except for cash in lieu transactions, as described below, the consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities—the “Deposit Securities”—per each Creation Unit Aggregation constituting a substantial replication or a representative sampling of the securities included in the Fund’s corresponding index (“Fund Securities”) and an amount of cash denominated in U.S. dollars—the “Cash Component”—computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component.

The Funds’ custodian, through the NSCC (discussed below), makes available on each Business Day, prior to the opening of business on the Exchange (currently [ ], Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by VTL with a view to the principal investment strategies of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the composition of the securities in the Fund’s corresponding index.

In addition, the Funds reserve the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component in the following circumstances:

•	if, on a given Business Day, the Fund announces before the open of trading that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash;
•	if, upon receiving a purchase or redemption order from an Authorized Participant (as defined below), the Fund determines to require the purchase or redemption, as applicable, to be made entirely in cash;
•	if, on a given Business Day, the Fund requires all Authorized Participants purchasing or redeeming Shares on that day to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities solely because: (i) such instruments are not eligible for transfer either through the NSCC or DTC; or (ii) in the case of non-U.S. investments, such instruments are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or
•	if the Fund permits an Authorized Participant to deposit or receive (as applicable) cash in lieu of some or all of the Deposit Securities solely because: (a) such instruments are, in the case of the purchase of a Creation Unit, not available in sufficient quantity; (b) such instruments are not eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (c) a shareholder would be subject to unfavorable income tax treatment if the shareholder receives redemption proceeds of non-U.S. investments in kind.

If VTL notifies the Distributor that a “cash in lieu” amount will be accepted, the Distributor will notify the Authorized Participant and the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the “cash in lieu” amount, with any appropriate adjustments as advised by VTL.

Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but VTL, may adjust the transaction fee within the parameters described above to protect existing shareholders. The adjustments described above will reflect changes known to VTL on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Fund’s corresponding index or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the “Book Entry Only System” section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” A list of existing Authorized Participants that have signed a Participant Agreement is available from the Distributor. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Funds’ Distributor no later than the cut-off time designated as such in the participant agreement on the relevant Business Day, in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. Orders for select Funds (T-1 (T minus 1) Next Day International Market Orders), are to be placed after the listing exchange closing time and before the Fund’s established T-1 order window cut-off time, the latest being 5:30 PM Eastern Standard Time on any Business Day. Such orders, if accepted, will receive the next Business Day’s NAV per Creation Unit Aggregation. In the case of custom orders, the order must be received by the Funds’ Distributor no later than 3:00 p.m., Eastern time, or such other time as may be designated by the Funds and disclosed to the Authorized Participants on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security as discussed above. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process,” “Placement of Creation Orders Outside Clearing Process—Domestic Funds” and “Placement of Creation Orders Outside Clearing Process—Foreign Funds” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker- dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the

Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

For domestic securities, orders to create Creation Units of a Fund may be placed through the Clearing Process utilizing procedures applicable to domestic funds (see “Placement of Creation Orders Using Clearing Process”) or outside the Clearing Process utilizing the procedures applicable to domestic funds (see “Placement of Creation Orders Outside Clearing Process—Domestic Funds”). For foreign securities orders, most orders will be placed outside of the clearing process utilizing the procedures applicable for foreign funds (see “Placement of Creation Orders Outside Clearing Process—Foreign Funds”).

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Funds’ custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Funds’ Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process—Domestic Funds. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by VTL and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the Business Day following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Funds’ custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Funds’ custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Funds’ Distributor on the Transmittal Date if (i) such order is received by the Funds’ Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Funds’ custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m., Eastern time, and 2:00 p.m., Eastern time, respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See “Creation Transaction Fee” section below).

Placement of Creation Orders Outside Clearing Process—Foreign Funds. A standard creation order must be placed by 4:00 p.m., Eastern time, for purchases of Shares. Orders for select Funds (T-1 (T minus 1) Next Day International Market Orders), are to be placed after the listing exchange closing time and before the Fund’s established T-1 order window cut-off time, the latest being 5:30 PM Eastern Standard Time on any Business Day. Such orders, if accepted, will receive the next Business Day’s NAV per Creation Unit Aggregation. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. The Distributor will inform the Funds’ transfer agent, VTL and the Funds’ custodian upon receipt of a creation order. The Funds’ custodian will then provide such information to the appropriate sub-custodian.

With respect to foreign investments of a Fund, the Fund’s custodian causes the sub-custodian for the Fund to maintain an account into which the Authorized Participant delivers, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted cash purchase), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its behalf or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 11:00 a.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 11:00 a.m., Eastern time, on the contractual settlement date, by means approved by the Trust, immediately available or same day funds sufficient for the Trust to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

Additional Information Regarding the Placement of Creation Orders. Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash in the form of U.S. dollars must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time on such date and federal funds in the appropriate amount are deposited with the Funds’ custodian by 11:00 a.m., Eastern time the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time or federal funds in the appropriate amount are not received by 11:00 a.m., Eastern time, the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. The Trust may also require delivery of Deposit Securities prior to settlement date by the Authorized Participant in relation to certain international markets.

Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Funds’ custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Fund’s custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or VTL, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Fund’s custodian, the Distributor and VTL make it, for all practical purposes, impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, VTL, BNY Mellon, the Distributor, DTC, NSCC, the Fund’s custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective purchaser of its rejection of the order of such person. The Trust, the Fund’s custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. Authorized Participants will be required to pay a fixed creation transaction fee, described below, regardless of the number of creations made each day. An additional charge may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Any additional costs associated with transferring the securities constituting the Deposit Securities to the account of the Trust are borne by the Authorized Participants. The table below provides the Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund:

Fund	Standard Creation/Redemption Transaction Fee	Maximum Creation/Redemption Transaction Fee
Oppenheimer Emerging Markets Revenue ETF	[ ]	[ ]
Oppenheimer Global Revenue ETF	[ ]	[ ]
Oppenheimer International Revenue ETF	[ ]	[ ]

Redemption of Fund Shares in Creation Unit Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Funds’ transfer agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation.

Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation. Each Fund’s custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently [ ] Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Under limited circumstances, Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations. Unless cash redemptions are available or specified for a Fund (as discussed under “Deposit of Securities and Deposit or Delivery of Cash” above), the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed above. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

Pursuant to Section 22(e) of the 1940 Act, the right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) of up to four times the standard redemption transaction fee may be imposed for a Fund.

Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Funds’ transfer agent not later than 4:00 p.m., Eastern time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m. Eastern time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process—Domestic Funds. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Funds’ transfer agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Funds’ custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern time for any Cash Component, if any, owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities that are expected to be delivered within three Business Days and the Cash Redemption Amount, if any, owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Placement of Redemption Orders Outside the Clearing Process—Foreign Funds. A standard order for redemption must be received by 4:00 p.m., Eastern time, for redemptions of Shares. In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. Arrangements satisfactory to the Trust must be in place for the Participating Party to transfer the Creation Units through DTC on or before the settlement date. Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

The delivery of Fund Securities to redeeming investors generally will be made within three Business Days. However, due to the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See “Regular Holidays” for a list of the local holidays in the foreign countries relevant to the Funds, as applicable.

A redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, when taking delivery of Shares of Fund Securities upon redemption of Shares of the Fund must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered.

In the event that the number of Shares is insufficient on trade date plus one, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Shares as soon as possible. This undertaking shall be secured by the Authorized Participant’s delivery on the contractual settlement date and subsequent maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The Authorized Participant’s agreement permits the Trust, acting in good faith, to purchase the missing Shares at any time and the Authorized Participant will be subject to liability for any shortfall between the cost to the Trust of purchasing such shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

Additional Information Regarding the Placement of Redemption Orders Outside the Clearing Process. The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Funds’ custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Funds’ transfer agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Funds’ custodian prior to the DTC Cut-Off- Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Funds’ custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Funds’ custodian by 11:00 a.m., Eastern time the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash (see discussion of cash redemptions under “Deposit of Securities and Deposit or Delivery of Cash” above). In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV.

Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The table below describes in further detail the placement of redemption orders outside the clearing process.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC Standard Orders	4:00 p.m. (ET)	No action.	No action.	Creation Unit Aggregations will be delivered.
Custom Orders	3:00 p. m. (ET) Order must be received by the Fund’s transfer agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.
Creation through NSCC Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Fund’s transfer agent.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Fund’s custodian	No action.	Creation Unit Aggregations will be delivered.
Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p. m.(ET) Order in proper form must be received by the Fund’s transfer agent.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 105% of the market value of the undelivered Deposit Securities.	No action.	1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.
Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Fund’s transfer agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund’s account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Fund’s custodian	No action.	Creation Unit Aggregations will be delivered.
Redemption Through NSCC Standard Orders	4:00 p.m. (ET) Order must be received by the Fund’s transfer agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.
Custom Orders	3:00 p.m. (ET) Order must be received by the Fund’s transfer agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.
Redemption Outside of NSCC Standard Orders	4:00 p.m. (ET) Order must be received by the Fund’s transfer agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).

11:00 a.m. (ET)

Fund Shares must be delivered through DTC to the Fund’s custodian

2:00 p. m. (ET)

Cash Component, if any, is due. *If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.
Custom Orders	3:00 p. m. (ET) Order must be received by the Fund’s transfer agent. Orders received after 3:00 p. m. (ET) will be treated as standard orders.

11:00 a.m. (ET)

Fund Shares must be delivered through DTC to the Fund’s custodian.

2:00 p. m. (ET)

Cash Component, if any, is due.

*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.

			No action.	Fund Securities and Cash Redemption Amount is delivered to the Redeeming beneficial owner

Regular Holidays (Foreign Funds)

Because the portfolio securities of a Fund that invests in foreign securities may trade on the relevant exchange(s) on days that the Exchange is closed or that are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets. The Funds generally intend to effect deliveries of Creation Units and portfolio securities on a basis of “T” plus three Business Days (i.e., days on which the NYSE is open). The Funds may effect deliveries of Creation Units and portfolio securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within a normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for Funds that invest in foreign securities, in certain circumstances. The holidays applicable to a Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for a Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein.

Listed below are the dates in calendar year 2017 in which the regular holidays affecting the relevant securities markets of the below listed countries may impact Fund settlement. This list is based on information available to the Funds. The list may not be accurate or complete and is subject to change.

Australia:
January 1	April 12	August 1	December 26
January 26	April 25	August 17	December 27
March 7	May 2	September 26	December 28
March 8	May 16	October 3	December 30
March 14	June 6	November 1
March 25	June 13	November 2
March 28	June 14	December 23
Austria:
January 1	May 5	October 26	December 30
January 6	May 16	November 1
March 25	May 26	December 8
March 28	August 15	December 26
Belgium:
January 1	May 5	July 21	November 11
March 25	May 6	August 15	December 26
March 28	May 16	November 1
Brazil:
January 1	February 9	September 7	December 30
January 20	March 25	October 12
January 25	April 21	November 2
February 8	May 26	November 15
Canada:
January 1	May 23	September 5	December 27
January 4	June 24	October 10
February 15	July 1	November 11
March 25	August 1	December 26
Chile:
January 1	June 27	September 19	December 8
March 24	August 15	October 10	December 23
March 25	September 16	October 31	December 30
May 23	September 18	November 1
China:
January 1	February 16	June 9	October 7
January 18	April 4	July 4	October 10
February 8	May 2	September 5	November 11
February 9	May 3	September 15	November 24
February 10	May 4	October 3	December 26
February 11	May 5	October 4
February 12	May 6	October 5
February 15	May 30	October 6
Columbia:
January 1	March 25	July 4	November 7
January 11	May 9	July 20	November 14
March 21	May 30	August 15	December 8
March 24	June 6	October 17	December 30
Czech Republic:
January 1	July 6	October 28	December 26
March 28	September 28	November 17	December 30
July 5

Denmark:
January 1	March 28	May 5	May 16
March 24	April 22	May 6	December 26
March 25
Egypt:
January 7	May 2	September 12	December 11
January 25	July 6	September 13	December 12
April 25	July 7	October 2
May 1	September 11	October 6
* The Egyptian market is closed every Friday.
Finland:
January 1	March 25	May 5	December 6
January 6	March 28	June 24	December 26
France:
January 1	May 16	July 15	November 11
March 25	May 20	August 15	December 26
March 28	May 31	October 31
May 5	July 14	November 1
Germany:
January 1	March 28	August 15	December 30
January 6	May 5	October 3
February 8	May 16	November 1
March 25	May 26	December 26
Greece:
January 1	March 25	May 16	December 26
January 6	March 28	June 20
February 8	April 29	August 15
March 14	May 2	October 28
Hong Kong:
January 1	March 25	June 9	December 26
February 8	March 28	July 1	December 27
February 9	April 4	September 16
February 10	May 2	October 10
Hungary:
January 1	March 25	October 31	December 30
March 14	March 28	November 1
March 15	May 16	November 26
India:
January 1	April 15	August 17	October 12
January 26	April 19	August 19	October 31
March 7	May 21	August 22	November 1
March 23	June 30	September 5	November 14
March 25	July 1	September 12	December 12
April 1	July 6	September 13	December 13
April 8	July 7	September 30
April 14	August 15	October 11
Indonesia:
January 1	May 5	July 7	October 3
February 8	May 6	July 8	December 12
March 9	July 4	August 17	December 26
March 25	July 5	September 12	December 30
April 8	July 6	September 13
Ireland:
January 1	May 2	December 23	December 30
March 17	June 6	December 26
March 25	August 1	December 27
March 28	October 31	December 28
Israel:
March 24	May 11	October 4	October 20
April 24	May 12	October 11	October 23
April 25	May 13	October 12	October 24
April 26	June 12	October 16	December 25
April 27	August 14	October 17
April 28	October 2	October 18
April 29	October 3	October 19
* The Israeli market is closed every Friday.
Italy:
January 1	March 28	June 9	December 8
January 6	April 25	August 15	December 26
March 25	June 2	November 1
Japan:
January 1	April 29	July 18	October 10
January 11	May 3	August 11	November 3
February 11	May 4	September 19	November 23
March 21	May 5	September 22	December 23
Luxembourg:
January 1	May 5	June 23	November 1
March 25	May 16	August 15	December 26
March 28
Malaysia:
January 1	May 23	July 7	October 3
February 1	May 30	July 8	October 31
February 8	May 31	August 31	December 12
February 9	June 4	September 12	December 26
May 2	July 6	September 16
Mexico:
January 1	March 21	September 16	December 12
February 1	March 24	November 2
February 5	March 25	November 21
Netherlands:
January 1	March 28	May 5	May 16
March 25	April 27	May 12	December 26
New Zealand:
January 1	March 24	June 6	December 27
January 4	March 25	October 24	December 30
January 25	March 28	December 23
February 1	April 25	December 26
Norway:
January 1	March 25	May 5	May 17
March 23	March 28	May 16	December 26
March 24
Peru:
January 1	June 29	July 29	November 1
March 24	July 28	August 30	December 8
March 24
Philippines:
January 1	March 25	August 26	November 2
February 8	May 9	August 29	November 30
February 25	July 6	September 12	December 30
March 24	July 7	November 1
Poland:
January 1	March 28	August 15	December 26
January 6	May 3	November 1
March 25	May 26	November 11
Portugal:
January 1	April 25	August 15	December 8
February 9	May 26	October 5	December 26
March 25	June 10	November 1
March 28	June 13	December 1
Qatar:
March 6	September 11	September 13	September 15
July 6	September 12	September 14	December 18
July 7
*The Qatari market is closed every Friday.
Russia:
January 1	January 7	March 7	May 10
January 4	January 8	March 8	June 13
January 5	February 22	May 2	November 4
January 6	February 23	May 9
Singapore:
January 1	May 2	August 9	October 31
February 8	May 21	September 12	December 26
February 9	May 23	September 13
March 25	July 7	October 29
South Africa:
January 1	April 27	December 16	December 30
March 21	May 2	December 23
March 25	June 16	December 26
March 28	August 9	December 27
South Korea:
January 1	March 1	June 6	October 3
January 4	April 5	August 15	November 10
February 8	April 13	September 14	December 30
February 9	April 14	September 15
February 10	May 5	September 16
Spain:
January 1	April 8	July 25	November 1
January 6	April 12	August 15	November 9
March 24	May 2	August 16	December 6
March 25	May 3	September 9	December 8
March 28	May 26	October 12	December 26
Sweden:
January 1	March 24	May 4	June 24
January 5	March 25	May 5	November 4
January 6	March 28	June 6	December 26
Switzerland:
January 1	May 5	August 1	December 8
January 6	May 16	August 15	December 26
March 25	May 26	September 8
March 28	June 29	November 1
Taiwan:
January 1	February 10	May 2	October 5
February 4	February 11	June 9	October 10
February 5	February 12	September 15
February 8	April 4	October 3
February 9	April 5	October 4
Thailand:
January 1	April 14	May 23	August 12
February 22	April 15	July 1	October 24
April 6	May 2	July 18	December 5
April 13	May 5	July 19	December 12
Turkey:
January 1	July 5	August 30	September 15
April 23	July 6	September 12	September 16
May 1	July 7	September 13	October 28
May 19	July 8	September 14	October 29
United Arab Emirates:
January 2	July 7	September 13	December 11
May 4	August 6	September 14	December 12
May 5	September 10	October 2
July 5	September 11	December 3
July 6	September 12	December 4
* The United Arab Emirates market is closed every Friday.
United Kingdom:
January 1	May 2	December 23	December 30
March 25	May 30	December 26
March 28	August 29	December 27

Redemptions. The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries and regions whose securities comprise the Fund’s portfolio. In the calendar year 2017, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles*, where more than seven calendar days may be needed to deliver redemption proceeds, for Funds that invest in foreign securities as follows:

Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	12/23/2015	01/04/2016	12
	12/20/2016	12/29/2016	9
	12/21/2016	01/02/2017	12
	12/22/2016	01/03/2017	12
China	02/03/2016	02/17/2016	14
	02/04/2016	02/18/2016	14
	02/05/2016	02/19/2016	14
	04/27/2016	05/09/2016	12
	04/28/2016	05/10/2016	12
	04/29/2016	05/11/2016	12
	09/28/2016	10/11/2016	13
	09/29/2016	10/12/2016	13
	09/30/2016	10/13/2016	13
Colombia	03/18/2016	03/28/2016	10
Indonesia	06/29/2016	07/11/2016	12
	06/30/2016	07/12/2016	12
	07/01/2016	07/13/2016	12
Ireland	12/21/2016	12/29/2016	8
	12/22/2016	01/02/2017	11
Israel	04/20/2016	05/01/2016	11
	04/21/2016	05/02/2016	11
	10/10/2016	10/25/2016	14**
	10/13/2016	10/26/2016	13
Japan	04/27/2016	05/06/2016	9
	04/28/2016	05/09/2016	11
	05/02/2016	05/10/2016	8
Malaysia	07/01/2016	07/11/2016	10
	07/04/2016	07/12/2016	8
	07/05/2016	07/13/2016	8
Mexico	03/18/2016	03/28/2016	10
New Zealand	03/21/2016	03/29/2016	8
	03/22/2016	03/30/2016	8
	03/23/2016	03/31/2016	8
	12/20/2016	12/28/2016	8
	12/21/2016	12/29/2016	8
Norway	03/21/2016	03/29/2016	8
	03/22/2016	03/30/2016	8
Philippines	12/23/2015	01/04/2016	12
	12/28/2015	01/05/2016	8
	12/29/2015	10/06/2016	8
Qatar	09/06/2016	09/18/2016	12
	09/07/2016	09/19/2016	12
	09/08/2016	09/20/2016	12
South Africa	12/24/2015	01/04/2016	11
	12/28/2015	01/05/2016	8
	12/29/2015	01/06/2016	8
	12/30/2015	01/07/2016	8
	12/31/2015	01/08/2016	8
	03/14/2016	03/22/2016	8
	03/15/2016	03/23/2016	8
	03/16/2016	03/24/2016	8
	03/17/2016	03/29/2016	12
	03/18/2016	03/30/2016	12
	03/22/2016	03/31/2016	9
	03/23/2016	04/01/2016	9
	03/24/2016	04/04/2016	11
	04/20/2016	04/28/2016	8
	04/21/2016	04/29/2016	8
	04/22/2016	05/03/2016	11
	04/25/2016	05/04/2016	9
	04/26/2016	05/05/2016	9
	04/28/2016	05/06/2016	8
	04/29/2016	05/09/2016	10
	06/09/2016	06/17/2016	8
	06/10/2016	06/20/2016	10
	06/13/2016	06/21/2016	8
	06/14/2016	06/22/2016	8
	06/15/2016	06/23/2016	8
	08/02/2016	08/10/2016	8
	08/03/2016	08/11/2016	8
	08/04/2016	08/12/2016	8
	08/05/2016	08/15/2016	10
	08/08/2016	08/16/2016	8
	12/09/2016	12/19/2016	10
	12/12/2016	12/20/2016	8
	12/13/2016	12/21/2016	8
	12/14/2016	12/22/2016	8
	12/15/2016	12/28/2016	13
	12/16/2016	12/28/2016	12
	12/19/2016	12/29/2016	10
	12/20/2016	01/02/2017	13
	12/21/2016	01/03/2017	13
	12/22/2016	01/04/2017	13
	12/28/2016	01/05/2017	8
	12/29/2016	01/06/2017	8
Sweden	12/30/2015	01/07/2016	8
Taiwan	02/02/2016	02/15/2016	13
	02/03/2016	02/01/2016	13
Thailand	04/08/2016	4/18/2016	10
	04/11/2016	4/19/2016	8
	04/12/2016	4/20/2016	8
Turkey	07/01/2016	07/11/2016	10
	07/04/2016	07/12/2016	8
	09/08/2016	09/19/2016	11
	09/09/2016	09/20/2016	11
United Arab Emirates	09/07/2016	09/15/2016	8
	09/08/2016	09/18/2016	10

TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to their investment in a Fund.

Taxation of the Funds

Each Fund is a Separate Corporation. Each Fund is treated as a separate corporation for federal income tax purposes. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for regulated investment company status as described below are determined at the Fund level rather than the Trust level.

Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect and qualify to be treated each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “Fund”) that is accorded special tax treatment under Subchapter M of the Internal Revenue Code. If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it timely distributes to shareholders.

In order to qualify for treatment as a regulated investment company, each Fund must satisfy the following requirements:

•	Distribution Requirement — a Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for each tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
•	Income Requirement — a Fund must derive at least 90% of its gross income for each taxable year from (i) dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and (ii) net income derived from qualified publicly traded partnerships (“QPTPs”).
•	Asset Diversification Tests — a Fund must satisfy the following asset diversification tests at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s total assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (limited in respect of any one issuer to not more than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses, or, (y) in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Tests is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect a Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Tests, which may have a negative impact on the Fund’s income and performance.

Each Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will treat a portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ pro-rata share of the Fund’s accumulated earnings and profits as distributions of investment company taxable income and net capital gain and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance.

Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Tests, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that a Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, a Fund may be subject to a significant monetary sanction. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of Capital Gains” below.

Capital Loss Carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, a Fund may use its capital losses, subject to applicable limitations, to offset its capital gains. If a Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. The Funds undertake no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

(i)             any net capital loss attributable to the portion of the taxable year after October 31, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss attributable to such portion of the current taxable year (“post-October capital losses”), and

(ii)            the sum of (1) net ordinary loss from the sale, exchange or other taxable disposition of property attributable to the portion of the taxable year after October 31 and (2) other net ordinary loss attributable to the portion of the taxable year after December 31 (“later year ordinary losses”)

Undistributed Capital Gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Funds currently intend to distribute net capital gains. If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the regular corporate tax rates. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax. To avoid a 4% non-deductible excise tax, a Fund must distribute by December 31 of each year an amount equal to at least:
(1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. For purposes of the required excise tax distribution, a Fund’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Generally, each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in a Fund having to pay an excise tax.

Foreign Income Tax. Investment income and proceeds received by a Fund from sources within foreign countries may be subject to foreign withholding or other taxes and the amount of such tax generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which, in certain circumstances, entitle a Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when a Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, a Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause a Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by a Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known. Under certain circumstances, a Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Purchase of Shares. As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by a Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). You will receive information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income. Each Fund receives ordinary income generally in the form of dividends and/or interest on its investments. A Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of a Fund, constitutes a Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “– Qualified Dividend Income for Individuals” and “– Dividends-Received Deduction for Corporations”

Distributions of Capital Gains. Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in a Fund. Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) your tax basis in your Shares; any excess will be treated as gain from the sale of your Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease your tax basis in your Fund Shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by you for tax purposes on the later sale of such Fund Shares. Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals. Ordinary income dividends properly reported by the Fund as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both a Fund and the investor must meet certain holding period and other requirements to qualify Fund dividends for this treatment.

Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex- dividend. Similarly, you must hold your Fund Shares for at least 61 days during the 121-day period beginning 60 days before a Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by a Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be treated as qualifying dividend income.

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by a Fund that so qualifies will be reported by the Fund each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both a Fund and the investor. Specifically, the amount that a Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the Shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during the 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by a Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although economically constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits. If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, shareholders will include in gross income from foreign sources their pro rata share of such taxes paid by the Fund. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax liability (subject to limitations for certain shareholders). A Fund will provide the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund due to certain limitations that may apply. Each Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See “Tax Treatment of Portfolio Transactions – Securities Lending” below.

U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Declared in October, November or December and Paid in January. Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare Tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges and Redemptions of Fund Shares

Sales, exchanges and redemptions (including redemptions in kind) of Fund Shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize on a sale, exchange, or redemption will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the redemption. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income ($1,500 if the shareholder is married filing separately).

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax Basis Information. A shareholder’s cost basis information will be provided on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of cost basis and available elections for your account.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by a Fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies” for a detailed description of the various types of securities and investment techniques that apply to a Fund.

In General. In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Gain or loss recognized on the disposition of property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts generally do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Certain of a Fund’s investments in derivatives and foreign currency-denominated instruments, and a Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may (to the extent such fluctuations give rise to net losses) cause some or all of the Fund's previously distributed income to be classified as a return of capital. In certain cases, a Fund may make an election to treat such gain or loss as capital.

PFIC Investments. A Fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, each Fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of each Fund’s respective taxable year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. The designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Non-U.S. Investors — Investment in U.S. Real Property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. A Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign Income Tax.” Also, a Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued but that may apply retroactively, a portion of a Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax- exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a Fund that has a non-REIT strategy.

Investments in Partnerships. For purposes of the Income Requirement, income derived by a Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund.

Securities Lending. While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character. A Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the amount, timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Backup Withholding

By law, a portion of your taxable dividends and sales proceeds may be withheld unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

Withholding is also imposed if the IRS requires it. When withholding is required, the amount will be imposed at a rate of 28% on any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General. If a foreign shareholder fails to provide a properly completed and signed Certificate of Foreign Status (using the applicable IRS Form W-8), a Fund will be required to withhold U.S. tax on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares. Provided a Fund obtains a proper certification of foreign status, ordinary income dividends that are paid by the Fund to foreign shareholders and that are not “effectively connected income,” will be subject to a U.S. withholding tax. The tax rate may be reduced if the foreign shareholder’s country of residence has an income tax treaty with the United States allowing for a reduced tax rate on ordinary income dividends paid by a Fund. If the ordinary income dividends from a Fund are effectively connected with the conduct of a U.S. trade or business or the distributions are attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below, then the foreign shareholder may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. Any tax withheld by a Fund is remitted to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in the early part of each year with a copy sent to the IRS. Capital gain dividends are not subject to U.S. withholding tax unless the recipient is a nonresident alien who is present in the United States for 183 days or more during the taxable year in which the dividends are received. A foreign individual who is present in the United States for 183 days or more generally loses his or her status as a nonresident alien.

Properly reported dividends will generally be exempt from U.S. federal withholding tax on foreign persons provided such dividends (i) are derived from a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is a 10% or greater shareholder, reduced by expenses that are allocable to such income) or (ii) are derived from a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s net long-term capital loss for such taxable year) unless such short-term gains are attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. In order to qualify for this exemption from withholding, a shareholder that is a foreign person must comply with applicable certification requirements relating to its non-U.S. status. However, depending on its circumstances, a Fund may report some, all, or none of its potentially eligible dividends as interest-related dividends or as short-term capital gain dividends, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding on foreign persons. In the case of shares held through a financial intermediary, the intermediary may withhold even if a Fund reports the payment as qualified net interest income or qualified short-term capital gain. Shareholders that are foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

The tax consequences to foreign persons entitled to claim the benefits of an applicable income tax treaty may be different from those described in this SAI. Foreign shareholders are urged to consult their tax advisers with respect to the particular tax consequences of an investment in a Fund, including the applicability of the U.S. withholding taxes described above and, as further discussed below, the possible applicability of U.S. estate tax.

Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than- 5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE.

If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.

Foreign Account Tax Compliance Act (“FATCA”). Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), ordinary dividends the Fund pays and, after December 31, 2018, the gross proceeds of share redemptions and certain capital gains dividends it pays to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements (different from, and in addition to, those described above) are satisfied. In general, no such withholding will occur with respect to a U.S. person or non-U.S. individual that timely provides the Fund with a valid IRS Form W-9 or IRS Form W-8BEN, respectively. No such withholding will occur with respect to a non-U.S. entity that timely provides the Fund with a valid IRS Form W-8BEN-E (or other applicable Form W-8) indicating the entity’s compliance with, or exemption from, FATCA. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this legislation to them.

Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in a Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees including, without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Funds’ custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar deemed appropriate by a Fund.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or, in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company under the Internal Revenue Code, or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds have not yet commenced operations. Accordingly, no financial statements are provided for the Funds.

Appendix A

VTL Associates, LLC

Proxy Voting Policies and Procedures

I.     General

VTL Associates, LLC (the “Advisor”) recognizes its obligation to vote proxies for investments held by clients over which it exercises discretionary voting authority in the clients’ best interest. Unless a client specifically reserves the right, in writing, to vote its own proxies, the Advisor will vote all proxies and act on all other corporate actions in a timely manner in accordance with these Proxy Voting Policies and Procedures (the “Proxy Voting Policies”). The Advisor will notify clients in writing if it declines the responsibility of voting proxies and will make provisions for its clients to receive proxy information.

II.     Disclosure of Proxy Voting Policies

A.     General Requirements of Rule 206(4)-6

Pursuant to the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”), the Advisor: (i) has adopted these Proxy Voting Policies that are reasonably designed to ensure that the Advisor votes client securities in the best interest of such clients; (ii) will disclose to clients how they may obtain information on how the Advisor voted their proxies; and (iii) will describe to clients its Proxy Voting Policies and, upon their request, provide copies to clients upon request.

B.     Disclosure of Proxy Voting Policies and Voting Information

The Advisor’s Proxy Voting Procedures will be described in Part 2A of its Form ADV. The disclosure will state that a client may obtain a copy of the complete Proxy Voting Policies upon request. The Advisor’s Form ADV, Part 2A will also indicate that clients may obtain information from the Advisor on how their securities were voted.

III.     Proxy Voting Policies – Procedures and Guidelines

A.     Procedures

The Advisor’s portfolio managers are ultimately responsible for ensuring that all proxies received by Advisor are voted in a timely manner and in a manner consistent with the Advisor’s determination of the client’s best interests.

B.     Guidelines

The following guidelines summarize the Advisor’s positions on various issues and give a general indication as to how the Advisor will vote shares on each issue. Although the Advisor will usually vote proxies in accordance with these guidelines, the Advisor reserves the right to vote certain issues counter to the guidelines if, after a thorough review of the matter, the Advisor determines that a client’s best interests would be served by such a vote. The Advisor, in good faith, shall consider such additional factors as it determines relevant, depending on current issues and issues particular to any company. Moreover, the list of guidelines below may not include all potential voting issues. To the extent that the guidelines do not cover potential voting issues, the Advisor will vote on such issues in a manner that is consistent with the spirit of these guidelines and that promotes the best interests of the client.

1. Routine Matters. Routine proposals are those that do not change the structure, bylaws or operations of a corporation. Given the routine nature of these proposals, proxies will normally be voted with management. Traditionally, these issues include:

•	Election of auditors recommended by management, unless seeking to replace auditors due to a dispute over policies.
•	Date and place of annual meeting.
•	Ratification of directors’ actions on routine matters since previous annual meeting.
•	Reasonable Employee Stock Purchase Plans.
•	Establishing reasonable 401(k) Plans.

2. Board of Directors. If a company’s performance has been poor over a period of time or other negative factors exist, such as unusual litigation, the Advisor may consider withholding its proxy in favor of any incumbent members of board of directors or voting against an incumbent member. The Advisor also considers it important that publicly held companies maintain a board of directors independent from management and qualified in their own respect. Board of directors should also be independent from influence and otherwise from any investment consulting or banking firm for the company. Subject to the foregoing, the Advisor will generally vote in favor of the incumbent Board’s share.

3. Management Compensation. The Advisor generally votes in favor of proposals to align management compensation with the interests of stockholders. However, the Advisor considers excessive compensation to be against the best interest of stockholders. It may also consider such compensation as a factor to vote against any incumbent director.

4. Change of Control Provisions. The Advisor disfavors change of control provisions in whatever format, and will generally vote against these provisions absent good reasons to the contrary. The Advisor generally votes against any management proposal that is not deemed to be in the shareholders’ best interests as entrenching management. Proposals in this category include issues regarding the issuer’s board or management entrenchment and anti-takeover measures such as the following:

•	Proposals to stagger board members’ terms;
•	Proposals to limit the ability of shareholders to call special meetings;
•	Proposals to require super majority votes;
•	Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;
•	Proposals regarding “poison pill” provisions;
•	Permitting “green mail”; and
•	Providing cumulative voting rights.

5. Capital Structures. The Advisor votes on capital structure proposals according to the reasons for the proposals and in a manner to increase stockholder value. For example, proposals to increase the number of authorized shares of stock for acquisitions or to raise capital are favored over proposals to increase the number of authorized shares for management compensation. Proposals to buy back shares of common stock are generally favored. Proposals to issue shares in such a manner to prevent a change of control are generally disfavored.

6. Auditor Approval. In determining whether to ratify the appointment of outside auditors, the Advisor considers the integrity, qualifications, and disciplinary history of the proposed accounting firm. Any firm with a significant amount of disciplinary history or legal claims against it is disfavored. The Advisor does not necessarily consider the size of the accounting firm to be one of the more important factors. A qualified, independent, and active audit committee’s recommendation is given deference in ratifying the appointed independent auditors.

7. Corporate Governance. Any provisions furthering good corporate governance, integrity and informed decisions by the board of directors, management or otherwise are endorsed by the Advisor.

8. Shareholder Action. If proxy materials relate to shareholder action, the Advisor shall review the matter with regard to the best interests of the client and to recover the most value possible or to maintain the highest value of the investment. Within the consideration of the recovery of an investment with respect to a lawsuit, the time value of money and the risks and nature of the lawsuit shall be considered.

9. Director Management Retirement and Compensation. The Advisor reviews director/management mandatory retirement policy; option and stock grants to management and directors, pay and retirement packages to management and directors each issue in this category on a case-by-case basis. Voting decisions will be made based on clients’ long-term financial interest.

10. Shareholder Proposals. The Advisor reviews shareholder proposals individually and determines each proposal on its own individual merits. The Advisor balances the needs of the company to maintain flexibility in its business operations against other considerations proposed by shareholders.

C.     Limitations.

In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive) or where the Advisor has determined that it is in the client’s best interest, the Advisor will not vote proxies received. The following are circumstances in which the Advisor may limit its role in voting proxies:

1. Client Maintains Proxy Voting Authority. Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Advisor will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Advisor, it will promptly be forwarded to the client or specified third party.

2. Terminated Account. Once a client account has been terminated with the Advisor in accordance with its investment advisory agreement, the Advisor will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client or a specified third party for action.

3. Limited Value. If the Advisor determines that the value of a client’s economic interest or the value of the portfolio holding is indeterminable or insignificant, the Advisor may abstain from voting a client’s proxies. The Advisor also will not vote proxies received for securities which are no longer held by the client’s account. In addition, the Advisor may determine in its discretion not to vote securities where the economic value of the securities in the client account is less than $10,000.

4. Securities Lending Programs. When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. However, where the Advisor determines that a proxy vote, or other shareholder action, is materially important to the client’s account, the Advisor will recall the security for purposes of voting.

5. Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Advisor may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits to the client of the proxy proposal.

D.     Conflict of Interest.

If a potential conflict of interest exists between a client and the interest of the Advisor in voting proxies, any of the following procedures may be followed to resolve the conflict:

1. Vote in Accordance with the Guidelines. The Advisor may address its potential conflict of interest by voting in accordance with the pre-determined guidelines set forth by these Proxy Voting Policies.

2. Obtain Consent of Clients. The Advisor may address its potential conflict by disclosing the conflict to the relevant clients and obtaining their consent to the proposed vote prior to voting the proxy. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the Advisor’s conflict so that the client is able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Advisor will abstain from voting the securities held by that client’s account.

E.     Client Directions

The Advisor follows and adheres to any policies, procedures and directions of clients regarding the voting of proxies. Such directions must be in writing, duly authorized by the client and delivered to the Advisor sufficiently in advance to vote the proxies as directed.

F.     Third Party

If the Advisor determines to use a third party service provider to vote proxies, the Advisor must assure that the third party complies with Rule 206(4)-6, these Proxy Voting Policies and maintains required records.

IV.     Record Keeping

A.     Maintenance

The Advisor maintains:

•	these Proxy Voting Policies, and all amendments thereto;
•	all proxy statements received regarding client securities; provided, however, that the Advisor may rely on the proxy statement filed on EDGAR as its records;
•	a record of all votes cast on behalf of clients;
•	records of all client requests for proxy voting information;
•	any documents prepared by the Advisor that were material to making a decision how to vote or that memorialized the basis for the decision; and
•	all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

B.     Form N-PX

The Advisor will coordinate with any exchange-traded fund (“ETF”) it advises or sub-advises to assist it in the provision of all information required to be filed by the ETF on Form N-PX.

Oppenheimer Revenue Weighted ETF Trust

Website
www.revenueshares.com

Investment Adviser
VTL Associates, LLC
2005 Market Street
Philadelphia, PA 19103

Distributor
OppenheimerFunds Distributor, Inc.
225 Liberty Street
New York, New York 10281-1008

Custodian Bank
[ ]

Independent Registered Public Accounting Firm
[ ]

Legal Counsel
Ropes & Gray LLP
191 North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

OPPENHEIMER REVENUE WEIGHTED ETF TRUST

FORM N-1A

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)	(i)	Third Amended and Restated Agreement and Declaration of Trust (December 23, 2016) (filed herewith).
	(ii)	Certificate of Trust (December 11, 2006) is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 20, 2006.
	(iii)	Certificate of Amendment to the Certificate of Trust (December 8, 2010) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
	(iv)	Certificate of Amendment to Certificate of Trust (December 17, 2015) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
(b)	(i)	Amended and Restated By-Laws (October 12, 2007) are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.
	(ii)	Amendment No. 1, dated September 21, 2015, to the Amended and Restated By-Laws is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2015.
(c)	(i)	Second Amended and Restated Agreement and Declaration of Trust. Articles III and V of the Second Amended and Restated Agreement and Declaration of Trust (October 12, 2007) are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.
	(ii)	Amended and Restated By-Laws. Article II of the Amended and Restated By-Laws (October 12, 2007) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.
	(iii)	Amendment No. 1 to Article II of the Amended and Restated By-Laws (September 21, 2015) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2015.
(d)	(i)	Amended and Restated Investment Advisory Agreement between the Registrant and VTL Associates, LLC effective October 28, 2016 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2016.
	(ii)	Amended and Restated Expense Limitation Letter Agreement effective October 28, 2016 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2016.
(e)	(i)	General Distributor’s Agreement between the Registrant and OppenheimerFunds Distributor, Inc., effective December 2, 2015 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
	(ii)	Amended Exhibit A to the General Distributor’s Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
	(iii)	Form of Authorized Participant Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.
(f)		Not applicable.
(g)	(i)	Custody Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.
	(ii)	Amended Schedule II to the Custody Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
	(iii)	Form of Custody Agreement between the Registrant, on behalf of the RevenueShares Global Growth Fund, and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2015.
	(iv)	Form of Foreign Custody Manager Agreement between the Registrant, on behalf of the RevenueShares Global Growth Fund, and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 28, 2015.
(h)	(i)	Transfer Agency and Service Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.
	(ii)	Amended Appendix I to the Transfer Agency and Service Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
	(iii)	Fund Administration and Accounting Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.
	(iv)	Amended Exhibit A to the Fund Administration and Accounting Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
	(v)	Securities Lending Authorization Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 26, 2012.
	(vi)	Amended Exhibit A to the Securities Lending Authorization Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
(i)	(i)	Legal Opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Registrant, regarding Oppenheimer Large Cap Revenue ETF, Oppenheimer Mid Cap Revenue ETF and Oppenheimer Small Cap Revenue ETF is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on February 13, 2008.
	(ii)	Legal Opinion of Stradley Ronon Stevens & Young, LLP regarding Oppenheimer Consumer Discretionary Sector Revenue ETF, Oppenheimer Consumer Staples Sector Revenue ETF, Oppenheimer Energy Sector Revenue ETF, Oppenheimer Financials Sector Revenue ETF, Oppenheimer Health Care Sector Revenue ETF, Oppenheimer Industrials Sector Revenue ETF, Oppenheimer Information Technology Sector Revenue ETF, Oppenheimer Materials Sector Revenue ETF and Oppenheimer Utilities Sector Revenue ETF is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 19, 2008.
	(iii)	Legal Opinion of Stradley Ronon Stevens & Young, LLP regarding Oppenheimer Emerging Market Revenue ETF and Oppenheimer Ultra Dividend Revenue ETF is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on September 24, 2013.
	(iv)	Legal Opinion of Stradley Ronon Stevens & Young, LLP regarding Oppenheimer Global Growth Revenue ETF is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on November 26, 2014.
	(v)	Legal Opinion of Ropes & Gray LLP regarding Oppenheimer ESG Revenue ETF is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
	(vi)	Legal Opinion of Ropes & Gray LLP regarding Oppenheimer Global ESG Revenue ETF is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
	(vii)	Legal Opinion of Morris, Nichols, Arsht & Tunnell LLP is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
(j)		Not applicable.
(k)		Not applicable.
(l)		Not applicable.
(m)		Registrant’s Amended Distribution and Service Plan is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on October 21, 2016.
(n)		Not applicable.
(o)		Power of Attorney dated February 23, 2016 for all Trustees and Officers is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 25, 2016.
(p)	(i)	Code of Ethics of the Oppenheimer Funds, Oppenheimer Revenue Weighted ETF Trust, OFI Global Asset Management, Inc. OFI SteelPath, Inc., VTL Associates, LLC, OppenheimerFunds, Inc. (including certain other affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc., effective as of 5/26/16, under Rule 17j-1 of the Investment Company Act of 1940 is incorporated by reference into the Registration Statement on Form N-1A of Oppenheimer Portfolio Series, as filed via EDGAR on May 25, 2016.

Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification.

Reference is made to the provisions of Article VII of Registrant’s Agreement and Declaration of Trust filed as Exhibit 28(a) to the Registration Statement and incorporated herein by reference.

Insofar as indemnification for certain liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser.

VTL Associates, LLC (the “Adviser”)

The Adviser is the investment adviser to each of the Registrant’s series, which currently consist of: Oppenheimer Large Cap Revenue ETF, Oppenheimer Mid Cap Revenue ETF, Oppenheimer Navellier Overall A-100 Revenue ETF, Oppenheimer Small Cap Revenue ETF, Oppenheimer Global Growth Revenue ETF, Oppenheimer Consumer Discretionary Sector Revenue ETF, Oppenheimer Consumer Staples Sector Revenue ETF, Oppenheimer Emerging Markets Revenue ETF, Oppenheimer Energy Sector Revenue ETF, Oppenheimer Financials Sector Revenue ETF, Oppenheimer Health Care Sector Revenue ETF, Oppenheimer Industrials Sector Revenue ETF, Oppenheimer Information Technology Sector Revenue ETF, Oppenheimer Materials Sector Revenue ETF, Oppenheimer Utilities Sector Revenue ETF, Oppenheimer ADR Revenue ETF, Oppenheimer Ultra Dividend Revenue ETF, Oppenheimer ESG Revenue ETF and Oppenheimer Global ESG Revenue ETF (each a “Fund” and collectively, the “Funds”). The principal business address of the Adviser is One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA 19103. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940 (the “Advisers Act”). Additional information as to the Adviser and the members and officers of the Adviser is included in the Adviser’s Form ADV filed with the Commission (File No. 801-63618), which is incorporated herein by reference and sets forth the officers and members of the Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and members during the past two years.

Item 32. Principal Underwriters.

(a)	OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the registered open-end investment companies listed below and for MassMutual Institutional Funds.

Oppenheimer Capital Appreciation Fund

Oppenheimer Capital Income Fund

Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)

Oppenheimer Corporate Bond Fund

Oppenheimer Developing Markets Fund

Oppenheimer Discovery Fund

Oppenheimer Discovery Mid Cap Growth Fund

Oppenheimer Dividend Opportunity Fund

Oppenheimer Emerging Markets Innovators Fund

Oppenheimer Emerging Markets Local Debt Fund

Oppenheimer Equity Fund

Oppenheimer Equity Income Fund

Oppenheimer Global Fund

Oppenheimer Global High Yield Fund

Oppenheimer Global Multi-Alternatives Fund

Oppenheimer Global Multi-Asset Growth Fund

Oppenheimer Global Multi-Asset Income Fund

Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Opportunities Fund

Oppenheimer Global Real Estate Fund

Oppenheimer Global Strategic Income Fund

Oppenheimer Global Value Fund

Oppenheimer Gold & Special Minerals Fund

Oppenheimer Government Cash Reserves

Oppenheimer Government Money Market Fund

Oppenheimer Institutional  Government Money Market Fund

Oppenheimer International Bond Fund

Oppenheimer International Diversified Fund

Oppenheimer International Growth Fund

Oppenheimer International Growth and Income Fund

Oppenheimer International Small-Mid Company Fund

Oppenheimer International Value Fund

Oppenheimer Limited-Term Bond Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Macquarie Global Infrastructure Fund

Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds)

Oppenheimer Main Street Select Fund

Oppenheimer Main Street Mid Cap Fund

Oppenheimer Main Street Small Cap Fund

Oppenheimer Master Event-Linked Bond Fund, LLC

Oppenheimer Master Inflation Protected Securities Fund, LLC

Oppenheimer Master International Value Fund, LLC

Oppenheimer Master Loan Fund, LLC

Oppenheimer Multi-State Municipal Trust (3 series):

Oppenheimer Rochester High Yield Municipal Fund

Oppenheimer Rochester New Jersey Municipal Fund

Oppenheimer Rochester Pennsylvania Municipal Fund

Oppenheimer Portfolio Series (4 series):

Active Allocation Fund

Equity Investor Fund

Conservative Investor Fund

Moderate Investor Fund

Oppenheimer Quest For Value Funds (3 series):

Oppenheimer Fundamental Alternatives Fund

Oppenheimer Global Allocation Fund

Oppenheimer Mid Cap Value Fund

Oppenheimer Real Estate Fund

Oppenheimer Revenue Weighted ETF Trust (10 series):

Oppenheimer ADR Revenue ETF

Oppenheimer Financials Sector Revenue ETF

Oppenheimer Global Growth Revenue ETF

Oppenheimer Large Cap Revenue ETF

Oppenheimer Mid Cap Revenue ETF

Oppenheimer Navellier Overall A-100 Revenue ETF

Oppenheimer Small Cap Revenue ETF

Oppenheimer Ultra Dividend Revenue ETF

Oppenheimer ESG Revenue ETF

Oppenheimer Global ESG Revenue ETF

Oppenheimer Rising Dividends Fund

Oppenheimer Rochester AMT-Free Municipal Fund

Oppenheimer Rochester AMT-Free New York Municipal Fund

Oppenheimer Rochester Arizona Municipal Fund

Oppenheimer Rochester California Municipal Fund

Oppenheimer Rochester Fund Municipals

Oppenheimer Rochester Intermediate Term Municipal Fund

Oppenheimer Rochester Limited Term California Municipal Fund

Oppenheimer Rochester Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)

Oppenheimer Rochester Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)

Oppenheimer Rochester Maryland Municipal Fund

Oppenheimer Rochester Massachusetts Municipal Fund

Oppenheimer Rochester Michigan Municipal Fund

Oppenheimer Rochester Minnesota Municipal Fund

Oppenheimer Rochester North Carolina Municipal Fund

Oppenheimer Rochester Ohio Municipal Fund

Oppenheimer Rochester Short Term Municipal Fund

Oppenheimer Rochester Virginia Municipal Fund

Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Plus Fund

Oppenheimer Small Cap Value Fund

Oppenheimer SteelPath MLP Funds Trust (4 series):

Oppenheimer SteelPath MLP Select 40 Fund

Oppenheimer SteelPath MLP Alpha Fund

Oppenheimer SteelPath MLP Income Fund

Oppenheimer SteelPath MLP Alpha Plus Fund

Oppenheimer SteelPath Panoramic Fund

Oppenheimer Ultra-Short Duration Fund

Oppenheimer Value Fund (a series of Oppenheimer Series Fund)

Oppenheimer Variable Account Funds (12 series):

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Conservative Balanced Fund/VA

Oppenheimer Core Bond Fund/VA

Oppenheimer Discovery Mid Cap Growth Fund/VA

Oppenheimer Equity Income Fund/VA

Oppenheimer Global Fund/VA

Oppenheimer Global Multi-Alternatives Fund/VA

Oppenheimer Global Strategic Income Fund/VA

Oppenheimer Government Money Fund/VA

Oppenheimer International Growth Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

(b)	The directors and officers of the Registrant’s principal underwriter are:
Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Rina M. Aligaen(2)	Assistant Vice President	None
Anthony P. Allocco(2)	Assistant Vice President	None
Joseph M. Allyn(1)	Vice President	None
Nicole Andersen(2)	Assistant Vice President	None
Charles F. Anderson(1)	Vice President	None
Janette Aprilante(2)	Secretary	None
Rupa Athreya(2)	Senior Vice President	None
Matthew J. Auer(2)	Vice President	None
Kevin K. Babikian(2)	Assistant Secretary	None
Anthony E. Bamonte(2)	Vice President	None
James P. Barker(2)	Vice President	None
Todd M. Barney(1)	Vice President	None
Leslie A. Bednar(2)	Assistant Vice President	None
Kathleen M. Beichert(1)	Senior Vice President	None
Kimberly A. Belsole(2)	Vice President	None
Rocco Benedetto(2)	Senior Vice President	None
Emanuele S. Bergagnini(2)	Vice President	None
Christopher E. Bergeron(2)	Vice President	None
Rhea M. Berglund(1)	Vice President	None
Rick D. Bettridge(2)	Vice President	None
Kamal Bhatia(2)	Senior Vice President	None
Adam L. Bilmes(2)	Vice President	None
Paul G. Blease(2)	Senior Vice President	None
Carolyn Boccaccio(2)	Vice President	None
Maria T. Boingeanu(2)	Assistant Vice President	None
Nancy S. Bong(2)	Vice President	None
David A. Borrelli(2)	Senior Vice President	None
Jeffrey R. Botwinick(2)	Vice President	None
Sarah M. Bourgraf(1)	Vice President	None
Reginald J. Breaux(1)	Vice President	None
Joshua H. Broad(2)	Vice President	None
Kenneth S. Brodsky(2)	Senior Vice President	None
Gregory L. Brown(2)	Vice President	None
Matthew G. Brown(1)	Vice President	None
Ryan M. Buckley(2)	Vice President	None
Megan R. Byrne(2)	Assistant Vice President	None
Clare Cambria(2)	Vice President	None
Mersin Capollari(1)	Vice President	None
Tara Carbonneau(1)	Vice President	None
Sean T. Carey(2)	Vice President	None
Robert M. Caruso(2)	Vice President	None
Rick A. Casagrande(2)	Assistant Vice President	None
Thomas M. Caulfield(1)	Vice President	None
Stephane C. Chevrier(2)	Vice President	None
Michael G. Chewning(1)	Vice President	None
Donelle L. Chisolm(2)	Vice President	None
Andrew S. Chonofsky(2)	Senior Vice President	None
Angelanto L. Ciaglia(2)	Vice President	None
Nicholas A. Cirbo(1)	Vice President	None
John S. Clark(2)	Vice President	None
H. D. Clements(2)	Senior Vice President	None
Adam M. Cohen(2)	Assistant Vice President	None
Craig U. Colby(2)	Vice President	None
Ryan J. Coleman(1)	Vice President	None
Ellen L. Comisar(2)	Vice President	None
Serina Copanas(2)	Vice President	None
John H. Corcoran(2)	Vice President	None
Cameron T. Cowden(2)	Vice President	None
Neev Crane(2)	Vice President	None
Michael Daley(2)	Vice President	None
Amanda J. Dampier(2)	Assistant Vice President	None
Edward Dane(2)	Senior Vice President	None
Jeffrey N. Davis(3)	Vice President	None
Damaris de los Santos(2)	Vice President	None
Stephen D. Degnan(2)	Vice President	None
Ivan A. DelRio(2)	Vice President	None
Richard E. DeMarco(2)	Assistant Vice President	None
Michael R. Dennehy(2)	Vice President	None
Michelle D. DeWitt(2)	Assistant Vice President	None
Christine A. Dinolfo(2)	Assistant Vice President	None
Robert U. Duffey(2)	Vice President	None
Cameron F. Dunford(1)	Vice President	None
Robert B. Dunphy(2)	Vice President	None
Wendy Hetson Ehrlich(2)	Vice President	None
Paul F. Eisenhardt(2)	Senior Vice President	None
Kyle C. Elliott(2)	Vice President	None
Rickey C. Ernzen(3)	Vice President	None
Michael J. Eustic(2)	Vice President	None
Gregg A. Everett(2)	Vice President	None
George R. Fahey(1)	Senior Vice President	None
Jason E. Farrell(2)	Assistant Vice President	None
Kristie M. Feinberg(2)	Assistant Treasurer	None
Jessica M. Fernandez(2)	Vice President	None
Josean Y. Fernandez(2)	Vice President	None
Michael A. Ferrer(2)	Vice President	None
Mark J. Ferro(2)	Senior Vice President	None
Nicole Filingeri(2)	Vice President	None
Tristan A. Fischer(2)	Assistant Vice President	None
David Ford(2)	Vice President	None
John Fortuna(2)	Senior Vice President	None
Mark D. Foster(1)	Vice President	None
Jayme D. Fowler(2)	Vice President	None
Valeri L. Fox(2)	Vice President	None
Jennifer L. Foxson(2)	Senior Vice President	Vice President and Chief Business Officer
George P. Fraser(1)	Vice President	None
Francisco J. Fraustro(2)	Vice President	None
Victoria K. Frey(1)	Assistant Vice President	None
Alice K. Fricke(2)	Vice President	None
William L. Friebel(2)	Vice President	None
Joseph T. Friedman(1)	Vice President	None
Kathryn T. Gallo(2)	Vice President	None
Hazem S. Gamal(2)	Vice President	None
Charlotte A. Gardner(1)	Vice President	None
Sarah E. Garrity(1)	Vice President	None
Christopher R. Gaudio(2)	Vice President	None
Jay Gentry(1)	Senior Vice President	None
Dina Ghanbarzadeh(2)	Assistant Vice President	None
Nancy J. Girondo(2)	Vice President	None
Jill E. Glazerman(2)	Senior Vice President	None
Emily R. Glotzer(2)	Assistant Vice President	None
Jack E. Goldin(2)	Vice President	None
Justin A. Goldstein(2)	Vice President	None
Michael H. Gottesman(2)	Senior Vice President	None
Raquel Granahan(2)	Senior Vice President	None
Anthony Greco(2)	Assistant Vice President	None
Steven M. Grise(2)	Assistant Vice President	None
Samuel J. Groban(2)	Vice President	None
Vincent E. Grogan(2)	Senior Vice President	None
Eric M. Grossjung(2)	Vice President	None
Michael D. Guman(2)	Vice President	None
Joseph B. Gunderson(2)	Assistant Vice President	None
LeaAnna M. Hartman(1)	Vice President	None
Alexander D. Hayes(2)	Vice President	None
John Hauryluke(2)	Assistant Vice President	None
Petter A. Hellstrom-Bialek(1)	Vice President	None
Richard N. Henn(2)	Vice President	None
Nicholas M. Henry(2)	Assistant Vice President	None
Nicole M. Pretzel Holahan(2)	Vice President	None
Eric D. Holquist(2)	Vice President	None
Timothy B. Horsburgh(2)	Assistant Vice President	None
Edward Hrybenko(2)	Senior Vice President	None
Brian F. Husch(2)	Vice President	None
Keith P. Hylind(2)	Vice President	None
Vincent R. Iacono(2)	Vice President	None
Omar Z. Idilby(2)	Assistant Vice President	None
Jason F. Israel(2)	Assistant Vice President	None
Christopher Ivezic(2)	Vice President	None
Michael C. Jamison(1)	Vice President	None
Nickie J. Jacobs(1)	Assistant Vice President	None
Shonda R. Jaquez(2)	Vice President	None
Allyson M. Jarecky-Freitag(2)	Vice President	None
Daniel C. Jarema(1)	Vice President	None
Robert T. Jason(1)	Assistant Vice President	None
Ira F. Jersey(2)	Vice President	None
Ryan O. Johann(2)	Assistant Vice President	None
Eric K. Johnson(1)	Senior Vice President	None
Jacquelyn A. Johnson(2)	Assistant Vice President	None
Sarah J. Joyce(2)	Assistant Vice President	None
Sachin Kambli(2)	Assistant Vice President	None
Annie V. Kang(2)	Vice President	None
Assaf Kedem (2)	Assistant Vice President	None
Geoffrey M. Keller(1)	Vice President	None
Scott R. Kelley(1)	Vice President	None
Brian P. Kiley(2)	Vice President	None
Elena Kirova(2)	Assistant Vice President	None
Melissa M. Kretschmer(2)	Assistant Vice President	None
Eric J. Kristenson(2)	Vice President	None
Lamar V. Kunes(2)	Senior Vice President	None
Stanford L. Kutler(2)	Vice President	None
David T. Kuzia(1)	Vice President	None
Michael S. La Tona(2)	Assistant Vice President	None
Lisa Lamentino(2)	Vice President	None
Thomas M. Landhauser(2)	Assistant Vice President	None
Brian Landy(2)	Assistant Vice President	None
John A. Laudadio(2)	Vice President	None
Laura L. Lawson(2)	Vice President	None
Daniel J. Lee(2)	Vice President	None
Eric Lee(2)	Assistant Vice President	None
Talley D. Leger(2)	Vice President	None
John P. Leonard(2)	Vice President	None
Brian S. Levitt(2)	Senior Vice President	None
Jesse E. Levitt(2)	Vice President	None
Lorna A. Lindquist(2)	Vice President	None
Malissa B. Lischin(2)	Vice President	None
Terrie P. Liu(1)	Assistant Vice President	None
Cynthia Lo Bessette(2)	Chief Legal Officer	Secretary and Chief Legal Officer
Gordon C. Loetz(2)	Vice President	None
Christina J. Loftus(2)	Senior Vice President	None
David P. Lolli(2)	Assistant Vice President	None
Thomas Loncar(2)	Vice President	None
Inna London-Ikhilov(2)	Assistant Vice President	None
David A. Long(1)	Assistant Vice President	None
John Luiz(2)	Vice President	None
Mary Catherine Macaluso(2)	Vice President	None
Joseph M. Macaluso(2)	Assistant Vice President	None
John W. Mackey(2)	Vice President	None
Peter K. Maddox(2)	Vice President	None
Salvatore Maia(2)	Assistant Vice President	None
Michael J. Malik(2)	Vice President	None
Joseph C. Marich(2)	Vice President	None
Natalie Marin(2)	Vice President	None
Todd A. Marion(2)	Vice President	None
Katarina Maxianova(2)	Vice President	None
Anthony P. Mazzariello(2)	Vice President	None
Peter J. McCarthy(1)	Vice President	None
Robert D. McClure(2)	Vice President	None
John C. McDonough(2)	Chairman, Chief Executive Officer, President & Director	None
Matthew S. McGee(1)	Vice President	None
Brian P. McGinty(1)	Vice President	None
Kent C. McGowan(2)	Vice President	None
Simon A. McKay(2)	Vice President	None
William J. McNamara(2)	Vice President	None
Christopher S. Mechem(2)	Vice President	None
Brian F. Medina(1)	Vice President	None
Gregory E. Mehok(2)	Vice President	None
Daniel P. Melehan(2)	Vice President	None
Izaak Mendelson(2)	Assistant Vice President	None
Ariella Menegon(2)	Assistant Vice President	None
Debbie S. Michaelson(1)	Vice President	None
David B. Miller(2)	Assistant Vice President	None
Toller C. Miller(1)	Vice President	None
Peter L. Mintzberg(2)	Executive Vice President	None
Clint T. Modler(1)	Senior Vice President	None
Ella Monakova(2)	Assistant Vice President	None
Rian Morrissey(1)	Vice President	None
James F. Mugno(2)	Vice President	None
Matthew D. Mulcahy(2)	Vice President	None
Wendy J. Murray(2)	Vice President	None
Keith D. Myers(1)	Assistant Vice President	None
Kyle Najarian(1)	Vice President	None
Christina M. Nasta(2)	Senior Vice President	None
Kevin R. Neznek(2)	Senior Vice President	None
Nichola L. Noriega(2)	Vice President	None
Peter J. Novak(2)	Senior Vice President	None
Timothy J. O’Connell(2)	Vice President	None
James B. O’Connell(2)	Assistant Vice President	None
Patricia O’Connor(2)	Assistant Vice President	None
Tony D. Oh(1)	Treasurer	None
Ronald M. Ongaro(2)	Assistant Vice President	None
Leonard J. Oremland(2)	Senior Vice President	None
Steven W. Paddon(2)	Senior Vice President	None
Bruce Palm(2)	Vice President	None
Alan I. Panzer(2)	Vice President	None
Andrew Y. Park(1)	Vice President	None
Maria Paster(2)	Assistant Vice President	None
Ashley B. Patten(1)	Vice President	None
Lori L. Penna (2)	Vice President	None
Brian C. Perkes(2)	Vice President	None
Daniel J. Petter(2)	Vice President	None
Charles K. Pettit(2)	Vice President	None
David M. Pfeffer(2)	Director & Chief Financial Officer	None
Andrew W. Phillips(1)	Vice President	None
Piers A. Platt(2)	Vice President	None
Scott A. Porter(2)	Assistant Vice President	None
Chad W. Potter(3)	Assistant Vice President	None
Stacy L. Pottinger(2)	Assistant Vice President	None
Rachel R. Powers(1)	Vice President	None
Michael E. Quinn(2)	Vice President	None
Michael A. Radon(2)	Assistant Vice President	None
Richard E. Rath(2)	Vice President	None
William J. Raynor(2)	Vice President	None
Brenna D. Rhone(2)	Assistant Vice President	None
James T. Robinson(1)	Vice President	None
Ian M. Roche(2)	Vice President	None
Jason D. Roche(2)	Assistant Vice President	None
Adam T. Rochlin(2)	Senior Vice President	None
Michael A. Rock(2)	Vice President	None
Rachel S. Rodgers(2)	Assistant Vice President	None
Philip Rolleri(2)	Assistant Vice President	None
Michael J. Roman(2)	Assistant Vice President	None
Megan P. Rosenblum(2)	Vice President	None
Francis W. Ross(1)	Vice President	None
Kristen M. Ross(2)	Assistant Vice President	None
Adrienne M. Ruffle(2)	Vice President	None
Thomas F. Sabow(2)	Vice President	None
Gary Salerno(2)	Assistant Vice President	None
Gary J. Sanchez(1)	Vice President	None
Catherine D. Sanders(2)	Vice President	None
John C. Saunders(2)	Senior Vice President	None
Kurt R. Savallo(2)	Assistant Vice President	None
Alex C. Schardt(2)	Vice President	None
Joshua I. Scher(2)	Assistant Vice President	None
Pamela Z. Schiess(2)	Assistant Vice President	None
Thomas J. Schmitt(2)	Vice President	None
Erik M. Schneberger (2)	Senior Vice President	None
William A. Schories(2)	Vice President	None
Eric M. Schranck(1)	Assistant Vice President	None
Patrick L. Scorzelli(2)	Vice President	None
Jeffrey D. Sharon(2)	Vice President	None
James B. Shields(1)	Assistant Vice President	None
Faiza Sikander(2)	Assistant Vice President	None
Bryant B. Smith(2)	Vice President	None
Timothy F. Smith(2)	Assistant Vice President	None
Mark C. Sokoloff(2)	Assistant Vice President	None
John A. Spensley(2)	Vice President	None
Timothy J. Spitz(2)	Vice President	None
Kirti N. Srikant(2)	Vice President	None
Alfred O. St. John(2)	Vice President	None
Michael N. Staples(2)	Vice President	None
Keith S. Stecker(2)	Assistant Vice President	None
Bryan D. Stein(2)	Vice President	None
Joseph D. Stellato(2)	Vice President	None
Benjamin A. Stewart(2)	Senior Vice President	None
Wayne C. Strauss(2)	Vice President	None
Matthew C. Straut(2)	Senior Vice President	None
Brian C. Summe(2)	Vice President	None
Michael E. Sussman(2)	Vice President	None
George T. Sweeney(2)	Senior Vice President	None
Adam L. Tabor(2)	Vice President	None
Leo P. Tallon(2)	Vice President	None
Laura B. Taylor (1)	Senior Vice President	None
Paul E. Temple(2)	Senior Vice President	None
Jay S. Therrien(2)	Vice President	None
Anil K. Thomas(2)	Vice President	None
David G. Thomas(2)	Vice President	None
John B. Thorpe(1)	Vice President	None
Luz V. Touma(2)	Vice President	None
Catherine L. Tulley(1)	Assistant Vice President	None
David C. Van Hellemont(2)	Vice President	None
Wesley R. Vance(2)	Vice President	None
Vincent C. Vermette(2)	Vice President	None
Alyse S. Vishnick(2)	Vice President	None
Rohit Vohra(2)	Vice President	None
Kenneth M. Waddell(2)	Vice President	None
Richard Walsh(2)	Vice President	None
Teresa M. Ward(2)	Vice President	None
Keith R. Watts(1)	Vice President	None
Taylor Watts(1)	Vice President	None
Michael J. Weigner(2)	Vice President	None
Kimberly W. Weinrick(2)	Vice President	None
Donn S. Weise(2)	Vice President	None
Christopher G. Werner(2)	Vice President	None
Donna M. White (2)	Chief Compliance Officer	None
Jason Widener(2)	Vice President	None
Ryan C. Wilde(1)	Vice President	None
Tim A. Wilkinson(1)	Vice President	None
Thomas Winnick(2)	Vice President	None
Patrick J. Wisneski(1)	Vice President	None
Kevin P. Woodson(1)	Assistant Vice President	None
Ryan J. Woolhiser(1)	Vice President	None
Cary P. Wozniak(2)	Vice President	None
Theodore J. Young(1)	Assistant Vice President	None
David T. Zicchinella(2)	Vice President	None
Steven L. Zito(1)	Vice President	None

(1) 6803 South Tucson Way, Centennial, CO 80112-3924
(2) 225 Liberty Street, New York, NY 10281-1008
(3) 2100 McKinney Avenue, Suite 1401, Dallas, TX 75201

(c)	Not applicable.

Item 33. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OFI Global Asset Management, Inc., OppenheimerFunds, Inc. and Shareholder Services, Inc., as applicable, at each entity’s offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924 and also maintained at One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103 and One Wall Street, New York, New York 10286.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of December, 2016.

Oppenheimer Revenue Weighted ETF Trust

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Robert J. Malone*	Chairman of the	December 22, 2016
Robert J. Malone*	Board of Trustees

Arthur P. Steinmetz*	Trustee, President and	December 22, 2016
Arthur P. Steinmetz	Principal Executive Officer

Brian S. Petersen*	Treasurer, Principal	December 22, 2016
Brian S. Petersen	Financial & Accounting Officer

Jon S. Fossel*	Trustee	December 22, 2016
Jon S. Fossel

Richard F. Grabish*	Trustee	December 22, 2016
Richard F. Grabish

Beverly L. Hamilton*	Trustee	December 22, 2016
Beverly L. Hamilton

Victoria J. Herget*	Trustee	December 22, 2016
Victoria J. Herget

F. William Marshall, Jr.*	Trustee	December 22, 2016
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	December 22, 2016
Karen L. Stuckey

James D. Vaughn*	Trustee	December 22, 2016
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

OPPENHEIMER REVENUE WEIGHTED ETF TRUST

Post-Effective Amendment No. 38

Registration No. 333-139501

EXHIBIT INDEX

Exhibit No.	Description

28(a)(i)	Third Amended and Restated Agreement and Declaration of Trust